UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05084

Mutual of America Investment Corporation
(Exact name of registrant as specified in charter)

320 Park Avenue, New York, N.Y.		10022
(Address of principal executive offices)		(Zip code)

John R. Greed Senior Executive Vice President and Chief Financial Officer Mutual of America Life Insurance Company 320 Park Avenue New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 224-1600

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

The Quarterly Schedules of Investments follow:

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2008

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
BASIC MATERIALS (3.5%)
Air Products & Chemicals, Inc.	13,211	1,215,412
Alcoa, Inc.	50,170	1,809,130
Allegheny Technologies, Inc.	6,219	443,788
Ball Corp.	6,009	276,053
Bemis Co.	6,152	156,445
Dow Chemical Co.	57,885	2,133,062
Du Pont EI de Nemours	55,405	2,590,738
Eastman Chemical Co.	4,913	306,817
Ecolab, Inc.	10,813	469,609
Freeport-McMoran Copper	23,581	2,268,964
Hercules, Inc.	6,992	127,884
International Paper Co.	26,352	716,774
Intl. Flavors & Fragrances	4,978	219,281
MeadWestvaco Corp.	10,710	291,526
Monsanto Co.	33,759	3,764,129
Newmont Mining Corp. Hldg. Co.	27,925	1,265,003
Nucor Corp.	17,745	1,202,046
Pactiv Corp.*	8,033	210,545
Peabody Energy Corp.	16,696	851,496
PPG Industries, Inc.	10,092	610,667
Praxair, Inc.	19,298	1,625,471
Rohm & Haas Co.	7,723	417,660
Sealed Air Corp.	9,956	251,389
Sigma-Aldrich Corp.	7,957	474,635
Titanium Metals Corporation	6,090	91,655
United States Steel Group	7,257	920,696
Vulcan Materials Co.	6,676	443,286
Weyerhaeuser Co.	12,910	839,666
		25,993,827
CONSUMER, CYCLICAL (8.4%)
Abercrombie & Fitch Co. Cl A	5,308	388,227
Amazon.com, Inc.*	19,002	1,354,843
Autonation, Inc.*	8,318	124,520
AutoZone, Inc.*	2,648	301,422
Bed Bath & Beyond, Inc.*	16,138	476,071
Best Buy Co., Inc.	21,708	900,014
Big Lots, Inc.*	5,570	124,211
Black & Decker Corp.	3,753	248,073
Brunswick Corp.	5,382	85,951
Carnival Corp.	26,893	1,088,629
Centex Corp.	7,540	182,543
Clear Channel Communications	30,672	896,236
Coach, Inc.*	21,680	653,652
Comcast Corp. Cl A	185,496	3,587,493
Covidien Limited*	30,726	1,359,626
D.R. Horton, Inc.	16,880	265,860
Darden Restaurants, Inc.	8,827	287,319

1

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont’d)
Dillard’s, Inc. Cl A	3,496	60,166
DIRECTV Group, Inc.*	43,894	1,088,132
Disney (Walt) Co.	116,004	3,640,206
Eastman Kodak Co.	17,751	313,660
eBay, Inc.*	68,719	2,050,575
EW Scripps Co. Cl A	5,516	231,727
Family Dollar Stores, Inc.	8,657	168,812
Ford Motor Co.*	135,964	777,714
Fortune Brands, Inc.	9,490	659,555
Gamestop Corp.*	9,916	512,756
Gannett Co., Inc.	14,157	411,261
Gap, Inc.	28,015	551,335
General Motors Corp.	34,872	664,312
Genuine Parts Co.	10,184	409,600
Goodyear Tire & Rubber Co.*	14,797	381,763
Harley-Davidson, Inc.	14,693	550,988
Harman Intl. Inds	3,701	161,142
Hasbro, Inc.	8,785	245,102
Home Depot, Inc.	103,967	2,907,957
IAC Interactive Corp.*	11,132	231,100
International Game Technology	19,270	774,847
Interpublic Grp. of Cos., Inc.*	29,026	244,109
Johnson Controls, Inc.	36,580	1,236,404
Jones Apparel Group, Inc.	5,334	71,582
KB Home	4,743	117,294
Kohl’s Corp.*	19,324	828,806
Leggett & Platt	10,325	157,456
Lennar Corp.	8,569	161,183
Limited Brands, Inc.	19,145	327,380
Liz Claiborne, Inc.	6,129	111,241
Lowe’s Companies, Inc.	90,104	2,066,986
Macy’s Inc	26,674	615,102
Marriott International, Inc.	18,539	637,000
Mattel, Inc.	22,262	443,014
McDonald’s Corp.	70,948	3,956,770
McGraw-Hill Cos., Inc.	19,885	734,751
Meredith Corp.	2,323	88,855
New York Times Co. Cl A	8,857	167,220
Newell Rubbermaid, Inc.	17,046	389,842
News Corp, Inc.	141,746	2,657,738
NIKE, Inc. Cl B	23,588	1,603,984
Nordstrom, Inc.	11,028	359,513
Office Depot, Inc.*	16,816	185,817
OfficeMax, Inc.	4,676	89,499
Omnicom Group, Inc.	19,751	872,599
Penney (J.C.) Co., Inc.	13,659	515,081
Polo Ralph Lauren Corp.	3,604	210,077
Pulte Homes, Inc.	13,168	191,594
RadioShack Corp.	8,076	131,235
Sears Holding Corp.*	4,494	458,792

2

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont’d)
Sherwin-Williams Co.	6,279	320,480
Snap-On, Inc.	3,554	180,721
Stanley Works	4,822	229,624
Staples, Inc.	43,184	954,798
Starbucks Corp.*	44,997	787,448
Target Corp.	50,436	2,556,096
Teradata Corp-W/I*	11,077	244,359
Tiffany & Co.	7,841	328,067
Time Warner, Inc.	220,321	3,088,900
TJX Companies, Inc.	26,923	890,344
Tyco International	29,876	1,316,038
V F Corp.	5,388	417,624
Washington Post Co. Cl B	350	231,525
Wendy’s International, Inc.	5,385	124,178
Whirlpool Corp.	4,659	404,308
Windstream Corp.	27,968	334,218
Wyndham Worldwide Corp	10,889	225,185
Yum! Brands, Inc.	29,293	1,089,993
		62,472,230
CONSUMER, NON-CYCLICAL (9.9%)
Altria Group, Inc.	129,883	2,883,403
Anheuser-Busch Cos., Inc.	44,057	2,090,505
Archer-Daniels-Midland Co.	39,648	1,631,912
Avon Products, Inc.	26,291	1,039,546
Brown-Forman Corp. Cl B	5,196	344,079
Campbell Soup Co.	13,563	460,464
Clorox Co.	8,554	484,499
Coca-Cola Co.	123,128	7,494,801
Coca-Cola Enterprises	17,715	428,703
Colgate-Palmolive Co.	31,408	2,446,997
ConAgra Foods, Inc.	30,038	719,410
Constellation Brands, Inc.Cl A*	11,956	211,263
Costco Wholesale Corp.	26,783	1,740,092
CVS Corp.	88,212	3,573,468
Dean Foods Co.*	9,324	187,319
Estee Lauder Co. Cl A	7,031	322,371
General Mills, Inc.	20,747	1,242,330
Heinz (H.J.) Co.	19,395	910,983
Hershey Food Corp.	10,363	390,374
Kellogg Co.	16,054	843,798
Kimberly Clark Corp.	25,894	1,671,458
Kraft Foods Inc.	94,461	2,929,236
Kroger Co.	41,442	1,052,627
McCormick & Co., Inc.	7,883	291,435
Molson Coors Brewing Co.	8,474	445,478
Pepsi Bottling Group, Inc.	8,452	286,607
PepsiCo, Inc.	98,679	7,124,624
Proctor & Gamble Co.	189,591	13,284,641

3

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER, NON-CYCLICAL (Cont’d)
Reynolds American Inc	10,541	622,235
Safeway, Inc.	27,119	795,943
Sara Lee Corp.	43,874	613,359
Supervalu, Inc.	13,031	390,669
Sysco Corp.	37,184	1,079,080
Trane Inc	10,706	491,405
Tyco Electronics*	30,027	1,030,527
Tyson Foods, Inc.	16,866	269,013
UST, Inc.	9,208	502,020
Wal-Mart Stores, Inc.	145,564	7,668,312
Walgreen Co.	61,075	2,326,347
Whole Foods Market, Inc.	8,595	283,377
Wrigley (Wm.) Jr. Co.	13,332	837,783
		73,442,493
ENERGY (12.6%)
Anadarko Petroleum	28,835	1,817,470
Apache Corp.	20,514	2,478,501
Ashland, Inc.	3,428	162,144
Baker Hughes, Inc.	19,061	1,305,679
BJ Services Co.	18,047	514,520
Chesapeake Energy Corp.	28,183	1,300,645
ChevronTexaco Corp.	127,935	10,920,532
ConocoPhillips	96,197	7,331,173
Consol Energy, Inc.	11,243	777,903
Devon Energy Corp.	27,377	2,856,242
Dynegy Inc. CL - A*	30,549	241,032
El Paso Corp.	43,172	718,382
Ensco International, Inc.	8,866	555,189
EOG Resources, Inc.	15,218	1,826,160
Exxon Mobil Corp.	329,591	27,876,807
Halliburton Co.	54,223	2,132,591
Hess Corp.	17,183	1,515,197
Integrys Energy Group Inc	4,708	219,581
Marathon Oil Corp.	43,676	1,991,626
Murphy Oil Corp.	11,688	960,052
Nabors Industries, Inc.*	17,291	583,917
National-Oilwell, Inc.*	21,993	1,283,951
Noble Corporation	16,550	822,039
Noble Energy, Inc.	10,586	770,661
Occidental Petroleum	50,675	3,707,890
Range Resources Corp.	9,235	585,961
Rowan Cos., Inc.	6,857	282,371
Schlumberger, Ltd.	73,786	6,419,382
Smith International, Inc.	12,371	794,589
Spectra Energy Corp.	38,968	886,522
Sunoco, Inc.	7,245	380,145
Tesoro Petroleum Corp.	8,477	254,310
Transocean Inc.*	19,575	2,646,540

4

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
ENERGY (Cont’d)
Valero Energy Corp.	32,938	1,617,585
Weatherford Int’l., Ltd.*	20,898	1,514,478
Williams Cos., Inc.	36,041	1,188,632
XTO Energy, Inc.	31,439	1,944,817
		93,185,216
FINANCIAL (16.2%)
Ace, Ltd.	20,323	1,118,984
Aflac, Inc.	29,248	1,899,658
Allstate Corp.	34,525	1,659,271
Ambac Financial Group, Inc.	17,670	101,603
American Capital Strategies	12,019	410,569
American Express Co.	71,221	3,113,782
American Int’l. Group, Inc.	155,390	6,720,618
Ameriprise Financial, Inc.	13,982	724,967
Aon Corp.	18,822	756,644
Apartment Investment & Mgmt.Co	5,652	202,398
Assurant, Inc.	5,893	358,648
Avalonbay Communities	4,734	456,926
Bank of America Corp.	273,666	10,374,678
Bank of New York Mellon Corp	70,315	2,934,245
BB & T Corp.	33,627	1,078,082
Bear Stearns Cos., Inc.	7,275	76,315
Boston Properties	7,361	677,727
Capital One Financial Corp.	22,978	1,130,977
CB Richard Ellis Group Inc.*	10,705	231,656
Charles Schwab Corp.	57,843	1,089,184
Chubb Corp.	22,809	1,128,589
Cincinnati Financial Corp.	10,194	387,780
CIT Group, Inc.	11,781	139,605
Citigroup, Inc.	320,738	6,870,208
CME Group Inc.	3,285	1,540,994
Comerica, Inc.	9,272	325,262
Countrywide Financial Corp.	35,780	196,790
Developers Divers Rlty.	7,359	308,195
Discover Financial - W/I	29,517	483,193
E*Trade Financial Corp.*	28,461	109,859
Equity Residential	16,589	688,278
Federated Investors, Inc.	5,328	208,644
FNMA	60,268	1,586,254
Fidelity Natl. Info. Svc., Inc	10,543	402,110
Fifth Third Bancorp	32,823	686,657
First Tennessee Natl. Bank	7,788	109,110
Franklin Resources, Inc.	9,688	939,639
Freddie Mac	39,801	1,007,761
Genworth Financial, Inc.	26,653	603,424
Goldman Sachs Group, Inc.	24,338	4,025,262
Hartford Fin, Svc .Gp., Inc.	19,345	1,465,771
HCP INC	14,164	478,885
Host Hotels & Resorts Inc.	32,253	513,468

5

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
FINANCIAL (Cont’d)
Hudson City Bancorp, Inc.	31,934	564,593
Huntington Bancshares, Inc.	22,563	242,552
Intercontinental Exchange Inc*	4,321	563,891
J.P. Morgan Chase & Co.	209,246	8,987,116
Janus Capital Group	9,100	211,757
KeyCorp.	24,566	539,224
Kimco Realty Corp.	15,577	610,151
Legg Mason, Inc.	8,306	464,970
Lehman Brothers Hlds.	32,687	1,230,339
Leucadia National	10,421	471,238
Lincoln National Corp.	16,299	847,548
Loews Corp.	27,085	1,089,359
M & T Bank Corp.	4,744	381,797
Marsh & McLennan Cos., Inc.	32,098	781,586
Marshall & Ilsley Corp.	16,127	374,146
MBIA, Inc.	12,947	158,212
Merrill Lynch & Co., Inc.	59,853	2,438,411
MetLife, Inc.	43,689	2,632,699
MGIC Investment Corp.	8,007	84,314
Moody’s Corp.	12,671	441,331
Morgan Stanley	68,049	3,109,839
National City Corp.	39,055	388,597
Northern Trust Corp.	11,824	785,941
NYSE Euronext	16,325	1,007,416
Plum Creek Timber Co.	10,543	429,100
PNC Financial Services Group	20,994	1,376,577
Principal Financial Group Inc.	15,916	886,840
Progressive Corp. of Ohio	41,791	671,581
Prologis Trust	15,907	936,286
Prudential Financial, Inc.	27,476	2,149,997
Public Storage, Inc.	7,672	679,893
Regions Financial Corp.	42,730	843,918
Safeco Corp.	5,529	242,613
Simon Property Group	13,741	1,276,676
SLM Corporation*	28,743	441,205
Sovereign Bancorp, Inc.	22,260	207,463
State Street Corp.	23,869	1,885,651
Suntrust Banks, Inc.	21,613	1,191,741
T. Rowe Price Group, Inc.	16,249	812,450
Torchmark Corp.	5,604	336,856
Travelers Cos inc	38,216	1,828,636
UNUM Provident Corp.	21,374	470,442
US Bancorp	106,562	3,448,346
Vornado Realty Trust	8,315	716,836
Wachovia Corp.	122,101	3,296,727
Washington Mutual, Inc.	54,370	560,011
Wells Fargo & Company	203,102	5,910,268
Western Union Co.	46,182	982,291
XL Capital Limited	10,960	323,868
Zions Bancorporation	6,612	301,177
		119,937,146

6

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
HEALTHCARE (11.1%)
Abbott Laboratories	95,226	5,251,714
Aetna, Inc.	30,593	1,287,659
Allergan, Inc.	18,847	1,062,782
Amerisource Bergen Corp.	10,017	410,497
Amgen, Inc.*	67,004	2,799,427
Applera Corp.-Applied Biosys	10,293	338,228
Bard (C.R.), Inc.	6,181	595,848
Barr Pharmaceuticals, Inc.*	6,648	321,165
Baxter International, Inc.	39,084	2,259,837
Becton Dickinson & Co.	15,035	1,290,755
Biogen Idec, Inc.*	18,343	1,131,580
Boston Scientific Corp.*	82,742	1,064,890
Bristol-Myers Squibb Co.	121,941	2,597,343
Cardinal Health, Inc.	21,968	1,153,540
Celgene Corp.*	26,803	1,642,756
CIGNA Corp.	17,255	700,035
Coventry Health Care*	9,531	384,576
Express Scripts, Inc.*	15,574	1,001,720
Forest Laboratories, Inc.*	19,183	767,512
Genzyme Corp. (Genl. Div)*	16,487	1,228,941
Gilead Sciences, Inc.*	57,224	2,948,753
Hospira, Inc.*	9,776	418,120
Humana, Inc.*	10,484	470,312
IMS Health, Inc.	11,295	237,308
Johnson & Johnson	174,504	11,320,074
King Pharmaceuticals, Inc.*	15,158	131,875
Laboratory Corp. of America*	6,807	501,540
Lilly (Eli) & Co.	60,939	3,143,843
McKesson Corp.	17,828	933,652
Medco Health Solutions*	32,277	1,413,410
Medtronic, Inc.	69,196	3,347,011
Merck & Co., Inc.	133,394	5,062,302
Millipore Corp.*	3,390	228,520
Mylan Laboratories, Inc.	18,751	217,512
Patterson Cos., Inc.*	7,968	289,238
PerkinElmer, Inc.	7,254	175,910
Pfizer, Inc.	416,514	8,717,638
Quest Diagnostics, Inc.	9,688	438,576
Schering-Plough Corp.	99,863	1,439,026
St. Jude Medical, Inc.*	21,193	915,326
Stryker Corp.	14,692	955,715
Tenet Healthcare Corp.*	29,225	165,414
Thermo Fisher Scientific Inc*	25,788	1,465,790
UnitedHealth Group, Inc.	77,092	2,648,881
Varian Medical Systems, Inc.*	7,742	362,635
Waters Corp.*	6,146	342,332
Watson Pharmaceuticals, Inc.*	6,386	187,238
WellPoint, Inc.*	33,387	1,473,368
Wyeth	82,426	3,442,110
Zimmer Holdings, Inc.*	14,365	1,118,459
		81,802,693

7

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
INDUSTRIAL (14.0%)
3M Company	43,596	3,450,623
Allied Waste Industries*	20,772	224,545
Apollo Group, Inc. Cl A*	8,462	365,558
Avery Dennison Corp.	6,560	323,080
Block (H. & R.), Inc.	20,045	416,134
Boeing Co.	47,118	3,504,166
Burlington North Santa Fe	18,240	1,682,093
C.H. Robinson Worldwide, Inc.	10,556	574,246
Cameron International Corp.*	13,449	560,016
Caterpillar, Inc.	38,441	3,009,546
CBS Corp. Cl B	41,925	925,704
Cintas Corp.	8,047	229,661
Cooper Industries, Ltd.	10,858	435,949
CSX Corp.	24,849	1,393,283
Cummins, Inc.	12,456	583,190
Danaher Corp.	15,687	1,192,683
Deere & Co.	26,862	2,160,779
Donnelley R.R. & Sons	13,237	401,213
Dover Corp.	11,824	494,007
Eaton Corp.	9,025	719,022
Emerson Electric Co.	48,498	2,495,707
Equifax, Inc.	7,987	275,392
Expedia Inc.*	12,844	281,155
Expeditors Int’l Wash., Inc.	13,131	593,259
FedEx Corp.	19,065	1,766,754
Fluor Corp.	5,458	770,451
General Dynamics Corp.	24,779	2,065,825
General Electric Co.	615,173	22,735,029
General Growth Pptys Inc	15,232	581,405
Goodrich Corporation	7,705	443,115
Google, Inc.*	14,286	6,292,554
Grainger (W.W.), Inc.	4,122	314,880
Honeywell International, Inc.	45,858	2,587,308
Illinois Tool Works, Inc.	24,670	1,189,834
Ingersoll Rand Co.	16,796	748,766
ITT Industries, Inc.	11,186	579,547
Jacobs Engineering Group, Inc.*	7,475	550,085
L-3 Communications Hldgs., Inc	7,540	824,424
Lockheed Martin Corp.	21,120	2,097,216
Manitowoc Company, Inc.	8,000	326,400
Masco Corp.	22,468	445,540
Monster Worldwide, Inc.*	7,733	187,216
Netapp Ins*	21,163	424,318
Norfolk Southern	23,184	1,259,355
Northrop Grumman Corp.	20,818	1,619,849
Paccar, Inc.	22,589	1,016,505
Pall Corp.	7,553	264,884
Parker Hannifin Corp.	10,381	719,092
Philip Morris Internat-W/I*	129,883	6,569,482
Pitney Bowes, Inc.	13,004	455,400
Precision Castparts Corp.	8,559	873,703

8

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
INDUSTRIAL (Cont’d)
Raytheon Co.	26,274	1,697,563
Robert Half Intl., Inc.	9,785	251,866
Rockwell Automation, Inc.	9,133	524,417
Rockwell Collins	10,004	571,729
Ryder System, Inc.	3,551	216,291
Southwest Airlines Co.	45,321	561,980
Starwood Hotels & Resort World	11,599	600,248
Terex Corp*	6,279	392,438
Textron, Inc.	15,321	849,090
Union Pacific Corp.	16,073	2,015,233
United Parcel Service Cl B	63,723	4,653,053
United Technologies Corp.	60,467	4,161,339
Verisign, Inc.*	13,146	436,973
Viacom Inc. - Class B.*	39,482	1,564,277
Waste MGT Inc.	30,516	1,024,117
		103,520,562
TECHNOLOGY (13.5%)
Adobe Systems, Inc.*	35,051	1,247,465
Advanced Micro Devices, Inc.*	37,306	219,732
Affiliated Computer Svcs.*	5,913	296,300
Agilent Technologies, Inc.*	22,489	670,847
Akami Technologies*	10,296	289,935
Altera Corp.	18,932	348,917
Analog Devices, Inc.	18,108	534,548
Apple Computer, Inc.*	54,144	7,769,664
Applied Materials, Inc.	83,390	1,626,939
Autodesk, Inc.*	14,225	447,803
Automatic Data Processing	32,203	1,365,085
BMC Software, Inc.*	11,836	384,907
Broadcom Corp. Cl A*	28,794	554,860
CA Inc.	24,037	540,833
Ciena Corp.*	5,363	165,341
Cisco Systems, Inc.*	367,230	8,846,571
Citrix Systems, Inc.*	11,415	334,802
Cognizant Tech Solutions*	17,770	512,309
Computer Sciences Corp.*	10,081	411,204
Compuware Corp.*	16,893	123,995
Convergys Corp.*	7,809	117,604
Corning, Inc.	96,992	2,331,688
Dell, Inc.*	138,057	2,750,095
Electronic Arts, Inc.*	19,515	974,189
Electronic Data Systems Corp.	31,377	522,427
Embarq Corp.	9,451	378,985
EMC Corp.*	129,407	1,855,696
Fiserv, Inc.*	10,129	487,104
Hewlett-Packard Co.	151,876	6,934,658
IBM Corp.	85,282	9,819,369
Intel Corp.	356,573	7,552,216
Intuit, Inc.*	20,190	545,332
Jabil Circuit, Inc.	12,818	121,258
JDS Uniphase Corp.*	13,855	185,518

9

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
TECHNOLOGY (Cont’d)
Juniper Networks Inc.*	32,255	806,375
KLA Tencor Corp.	11,092	411,513
Lexmark Int’l, Inc.*	5,850	179,712
Linear Technology Corp.	13,612	417,752
LSI Logic Corp.*	40,726	201,594
MEMC Elect. Materials, Inc*	14,071	997,634
Microchip Technology, Inc.	11,631	380,683
Micron Technology, Inc.*	46,846	279,671
Microsoft Corp.	493,091	13,993,923
Molex, Inc. Cl A	8,664	200,658
Motorola, Inc.	138,907	1,291,835
National Semiconductor Corp.	13,975	256,022
Novell, Inc.*	21,692	136,443
Novellus Systems, Inc.*	6,282	132,236
Nvidia Corporation*	34,226	677,333
Oracle Corp.*	243,661	4,766,009
Paychex, Inc.	19,940	683,144
QLogic Corp.*	8,276	127,037
Qualcomm, Inc.	99,326	4,072,366
Sandisk Corp.*	14,113	318,530
Sun Microsystems, Inc.*	48,839	758,470
Symantec Corp.*	52,145	866,650
Tellabs, Inc.*	25,491	138,926
Teradyne, Inc.*	10,741	133,403
Texas Instruments, Inc.	81,709	2,309,913
Total System Services Inc	12,250	289,835
Unisys Corp.*	21,772	96,450
Xerox Corp.	56,527	846,209
Xilinx, Inc.	17,639	418,926
Yahoo!, Inc.*	82,377	2,383,167
		99,840,615
TELECOMMUNICATIONS (3.2%)
American Tower Corp.*	24,934	977,662
AT&T	371,834	14,241,242
CenturyTel, Inc.	6,570	218,387
Citizens Communications Co.	20,192	211,814
Qwest Communications Intl.	94,720	429,082
Sprint Nextel Corp.	175,511	1,174,169
Verizon Communications	176,888	6,447,568
		23,699,924
UTILITIES (3.4%)
AES Corp.*	41,230	687,304
Allegheny Energy, Inc.	10,302	520,251
Ameren Corp.	12,859	566,310
American Electric Power, Inc.	24,669	1,026,970
Centerpoint Energy, Inc.	20,166	287,769
CMS Energy Corp.	13,872	187,827
Consolidated Edison, Inc.	16,765	665,571
Constellation Energy Group	10,961	967,527

10

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
UTILITIES (Cont’d)
Dominion Resources, Inc.	35,413	1,446,267
DTE Energy Co.	10,056	391,078
Duke Energy Corp	77,799	1,388,712
Edison International	20,072	983,929
Entergy Corp.	11,777	1,284,635
Exelon Corp.	40,735	3,310,533
FirstEnergy Corp.	18,780	1,288,684
FPL Group, Inc.	25,096	1,574,523
Nicor, Inc.	2,762	92,555
NiSource, Inc.	16,890	291,184
Pepco Holdings, Inc.	12,389	306,256
PG & E Corp.	21,916	806,947
Pinnacle West Capital Corp.	6,191	217,180
PPL Corporation	23,002	1,056,252
Progress Energy, Inc.	16,024	668,201
Public Svc. Enterprise Group	31,324	1,258,912
Questar Corp.	10,645	602,081
Sempra Energy	16,098	857,701
Southern Co.	47,111	1,677,623
Teco Energy, Inc.	12,994	207,254
Xcel Energy, Inc.	26,438	527,438
		25,147,474

TOTAL COMMON STOCK (Cost: $602,184,697) 95.8%		709,042,180

* Non-Income Producing Security

	Rate(%)	Maturity	Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U. S. GOVERNMENT (0.2%)
U.S. Treasury Bill (1)	2.16	05/15/08	1,000,000	997,347
U.S. Treasury Bill (1)	1.20	06/05/08	750,000	748,342
				1,745,689
COMMERCIAL PAPER (3.9%)
Baker Hughes Inc	2.25	04/18/08	10,000,000	9,989,372
Danaher Corp	2.25	04/24/08	2,500,000	2,496,406
Genentech Inc	2.25	04/18/08	4,000,000	3,995,748
Nestle Capital Corp.	2.25	04/01/08	11,950,000	11,950,000
				28,431,526
TOTAL SHORT TERM DEBT SECURITIES (Cost: $30,177,248) (4.1%)				30,177,215

TEMPORARY CASH INVESTMENTS (COST: $136,100) ** 0.0% (2)				136,100

TOTAL INVESTMENTS (COST: $632,498,045) 99.9%				739,355,495

OTHER NET ASSETS 0.1%				970,537

NET ASSETS 100.0%				$740,326,032

11

(1)	The security, or a portion thereof , has been segregated to cover initial margin requirements in open futures.

(2)	Less than 0.05%

**The fund has an arrangement with it’s custodian bank, JP Morgan Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight commercial paper issued by JP Morgan Chase & Co.  On the next business day, these funds (and earned interest) are automatically returned to the fund.  The annual rate of interest earned on this temporary cash investment at March 31, 2008 was 2.45%

For Federal income tax purposes, the components of unrealized appreciation (depreciation) of invesments and the cost of investments at March 31, 2008 for the Equity Index Fund were as follows:

Unrealized Appreciation	$186,581,533
Unrealized Depreciation	(82,164,950)
Net	$104,416,583
Cost of Investments	$634,938,912

FUTURES CONTRACTS OUTSTANDING AS OF MARCH  31, 2008:

	Expiration	Underlying Face	Unrealized
	Date	Amount at Value	Gain(Loss)

Purchased
86 S&P 500 Stock Index Futures Contracts	June 2008	$28,466,000	$(208,550)

Face value of futures purchased and outstanding as percentage of total investments in securities: 3.8%

12

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2008

	Shares	Value($)
COMMON STOCKS:
BASIC MATERIALS (3.1%)
Schnitzer Steel Inds Inc -A	3,147	223,500
Air Products & Chemicals, Inc.	3,511	323,012
Alcoa, Inc.	13,363	481,870
Allegheny Technologies, Inc.	1,667	118,957
Ball Corp.	1,601	73,550
Ball Corp.	7,136	327,828
Bemis Co.	1,639	41,680
Darling International Inc*	29,411	380,872
Dow Chemical Co.	14,492	534,030
Dow Chemical Co.	15,418	568,153
Du Pont EI de Nemours	14,757	690,037
Eastman Chemical Co.	1,321	82,496
Ecolab, Inc.	2,880	125,078
Freeport-McMoran Copper	6,281	604,358
Freeport-McMoran Copper	6,488	624,275
Hercules, Inc.	1,862	34,056
International Paper Co.	7,019	190,917
Intl. Flavors & Fragrances	1,326	58,410
Louisiana-Pacific Corp.	39,165	359,535
MeadWestvaco Corp.	2,853	77,659
Monsanto Co.	9,850	1,098,275
Monsanto Co.	8,992	1,002,608
Newmont Mining Corp. Hldg. Co.	7,438	336,941
Nucor Corp.	4,726	320,139
Pactiv Corp.*	2,127	55,749
Peabody Energy Corp.	4,447	226,797
PPG Industries, Inc.	2,669	161,501
Praxair, Inc.	5,149	433,700
Rohm & Haas Co.	2,043	110,485
Sealed Air Corp.	2,633	66,483
Sigma-Aldrich Corp.	2,120	126,458
Titanium Metals Corporation	1,622	24,411
United States Steel Group	1,926	244,352
Vulcan Materials Co.	1,764	117,130
Weyerhaeuser Co.	3,438	223,608
		10,468,910
CONSUMER, CYCLICAL (9.9%)
AAR Corp*	18,320	499,586
Abercrombie & Fitch Co. Cl A	1,405	102,762
Aeropostale, Inc.*	8,750	237,213
Amazon.com, Inc.*	5,061	360,849
Andersons Inc.	3,469	154,752
Animal Health Intl.*	26,750	292,645
ArvinMeritor, Inc.	29,741	372,060
Audiovox Corp. Cl A*	40,286	430,254
Autonation, Inc.*	2,215	33,159
AutoZone, Inc.*	720	81,958
Bed Bath & Beyond, Inc.*	4,317	127,352
Belo Corporation	24,086	254,589

	Shares	Value($)
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont’d)
Best Buy Co., Inc.	3,377	140,010
Best Buy Co., Inc.	5,782	239,722
Big Lots, Inc.*	1,474	32,870
Black & Decker Corp.	1,000	66,100
Brunswick Corp.	1,434	22,901
California Pizza Kitchen Inc*	21,583	282,953
Carnival Corp.	7,163	289,958
Casey’s General Stores, Inc.	15,170	342,842
Centex Corp.	2,008	48,614
Clear Channel Communications	8,169	238,698
Coach, Inc.*	5,774	174,086
Collective Brands Inc*	35,708	432,781
Comcast Corp. Cl A	33,079	639,729
Comcast Corp. Cl A	49,407	955,531
Covidien Limited*	8,184	362,142
Covidien Limited*	11,047	488,830
Crown Holdings, Inc.*	45,742	1,150,869
Crown Media Holdings Cl A*	17,686	91,437
CSK Auto Corp*	10,221	95,158
D.R. Horton, Inc.	4,496	70,812
Darden Restaurants, Inc.	2,351	76,525
Dillard’s, Inc. Cl A	932	16,040
DIRECTV Group, Inc.*	11,701	290,068
Disney (Walt) Co.	30,897	969,548
Eastman Kodak Co.	4,728	83,544
eBay, Inc.*	18,303	546,162
EW Scripps Co. Cl A	1,461	61,377
Family Dollar Stores, Inc.	2,290	44,655
Ford Motor Co.*	36,214	207,144
Fortune Brands, Inc.	2,528	175,696
Gamestop Corp.*	2,641	136,566
Gannett Co., Inc.	3,784	109,925
Gap, Inc.	7,462	146,852
General Motors Corp.	9,288	176,936
Genuine Parts Co.	2,712	109,077
Goodyear Tire & Rubber Co.*	3,941	101,678
Gymboree Corp.*	4,630	184,644
Harley-Davidson, Inc.	3,913	146,738
Harman Intl. Inds	986	42,930
Harris Interactive*	27,457	74,958
Hartmarx Corp.*	8,134	23,751
Hasbro, Inc.	2,340	65,286
Home Depot, Inc.	27,691	774,517
Home Depot, Inc.	6,429	179,819
International Game Technology	12,524	503,590
International Game Technology	5,141	206,720
Interpublic Grp. of Cos., Inc.*	7,731	65,018
Johnson Controls, Inc.	9,743	329,313
Johnson Controls, Inc.	18,929	639,800
Jones Apparel Group, Inc.	1,421	19,070
KB Home	1,256	31,061
Kohl’s Corp.*	5,147	220,755

	Shares	Value($)
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont’d)
L-1 Identity Solutions Inc.*	18,833	250,479
Landry’s Restaurant, Inc.	17,135	278,958
Leggett & Platt	2,750	41,938
Lennar Corp.	2,272	42,736
Limited Brands, Inc.	5,099	87,193
Liz Claiborne, Inc.	1,622	29,439
Lowe’s Companies, Inc.	23,999	550,537
Macy’s Inc	7,105	163,841
Marriott International, Inc.	4,938	169,670
Mattel, Inc.	5,929	117,987
McDonald’s Corp.	18,897	1,053,886
McDonald’s Corp.	9,692	540,523
McGraw-Hill Cos., Inc.	5,296	195,687
Measurement Seciallties, Inc.*	7,479	130,658
Meredith Corp.	619	23,677
Modine Manufacturing Co.	15,499	224,581
New Oriental Education*	2,474	160,464
New York Times Co. Cl A	2,345	44,274
Newell Rubbermaid, Inc.	4,553	104,127
News Corp, Inc.	37,754	707,888
Nexstar Broadcasting Group-A*	8,985	53,012
NIKE, Inc. Cl B	6,283	427,244
Nordstrom, Inc.	2,937	95,746
Office Depot, Inc.*	4,479	49,493
OfficeMax, Inc.	1,229	23,523
Old Dominion Freight Line*	17,995	572,781
Omnicom Group, Inc.	9,154	404,424
Omnicom Group, Inc.	5,261	232,431
P.F. Changs China Bistro, Inc.*	8,745	248,708
Penney (J.C.) Co., Inc.	6,669	251,488
Penney (J.C.) Co., Inc.	3,638	137,189
Pep Boys-Manny, Moe & Jack	37,480	373,301
Polo Ralph Lauren Corp.	960	55,958
Premiere Global Services Inc.*	12,642	181,286
Pulte Homes, Inc.	3,507	51,027
RadioShack Corp.	2,137	34,726
Rent-A-Center, Inc.*	19,413	356,229
Sears Holding Corp.*	1,189	121,385
Sherwin-Williams Co.	1,672	85,339
Snap-On, Inc.	939	47,748
Sonic Corp.*	18,240	402,010
Stanley Works	1,284	61,144
Staples, Inc.	11,502	254,309
Staples, Inc.	19,905	440,100
Starbucks Corp.*	11,985	209,738
Strayer Education Inc.	1,300	198,250
Sunopta*	43,575	222,233
Target Corp.	5,184	262,725
Target Corp.	13,434	680,835
Teradata Corp-W/I*	2,951	65,099
THQ, Inc.*	15,369	335,044
Tiffany & Co.	2,089	87,404

	Shares	Value($)
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont’d)
Time Warner, Inc.	26,172	366,931
Time Warner, Inc.	58,682	822,722
TJX Companies, Inc.	7,171	237,145
Tupperware Corp.	34,791	1,345,716
Tyco International	4,211	185,495
Tyco International	7,957	350,506
V F Corp.	1,435	111,227
V F Corp.	4,490	348,020
Washington Post Co. Cl B	95	62,843
Wendy’s International, Inc.	1,425	32,861
Whirlpool Corp.	1,260	109,343
Windstream Corp.	7,449	89,016
Wolverine World Wide, Inc.	28,474	826,031
Wyndham Worldwide Corp	2,900	59,972
Yum! Brands, Inc.	7,802	290,312
		33,051,597
CONSUMER, NON-CYCLICAL (10.1%)
Alkermes, Inc.*	11,793	140,101
Altria Group, Inc.	34,594	767,987
Anheuser-Busch Cos., Inc.	11,734	556,778
Archer-Daniels-Midland Co.	10,560	434,650
Archer-Daniels-Midland Co.	12,350	508,326
Avon Products, Inc.	6,994	276,543
Brown-Forman Corp. Cl B	1,384	91,648
Campbell Soup Co.	3,627	123,137
Chattem, Inc.*	2,339	155,169
Chiquita Brands Intl., Inc.*	15,638	361,394
Clorox Co.	2,278	129,026
Coca-Cola Co.	32,795	1,996,232
Coca-Cola Co.	18,826	1,145,939
Coca-Cola Enterprises	4,718	114,176
Colgate-Palmolive Co.	8,365	651,717
Colgate-Palmolive Co.	9,176	714,902
ConAgra Foods, Inc.	14,886	356,520
ConAgra Foods, Inc.	8,001	191,624
Conmed Corp.*	4,363	111,867
Constellation Brands, Inc.Cl A*	3,184	56,261
Costco Wholesale Corp.	7,134	463,496
CVS Corp.	23,495	951,782
CVS Corp.	19,012	770,176
Dean Foods Co.*	2,483	49,883
Dynamex, Inc.*	6,008	152,002
Estee Lauder Co. Cl A	1,856	85,098
Flowers Foods, Inc.	23,669	585,808
FTI Consulting Inc*	7,269	516,390
General Mills, Inc.	6,103	365,448
General Mills, Inc.	5,526	330,897
Great Atlantic & Pac. Tea, Inc*	24,025	629,936
Heinz (H.J.) Co.	5,166	242,647
Hershey Food Corp.	2,760	103,969
Hologic, Inc.*	8,541	474,880

	Shares	Value($)
COMMON STOCKS:
CONSUMER, NON-CYCLICAL (Cont’d)
IAC Interactive Corp.*	2,965	61,553
Kellogg Co.	4,276	224,747
Kimberly Clark Corp.	6,897	445,201
Kraft Foods Inc.	25,159	780,181
Kroger Co.	11,038	280,365
Longs Drug Stores Corp.	19,457	826,144
McCormick & Co., Inc.	2,083	77,009
Molson Coors Brewing Co.	2,257	118,650
Mueller Industries, Inc.	24,944	719,634
Owens & Minor, Inc	5,600	220,304
Pediatrix Medical Group, Inc.*	3,000	202,200
Pepsi Bottling Group, Inc.	2,261	76,671
PepsiCo, Inc.	26,283	1,897,633
PepsiCo, Inc.	10,011	722,794
Phase Forward, Inc.*	10,018	171,107
Proctor & Gamble Co.	29,784	2,086,965
Proctor & Gamble Co.	50,497	3,538,325
Realty Income Corporation	11,749	301,009
Reynolds American Inc	2,789	164,635
Safeway, Inc.	7,211	211,643
Sara Lee Corp.	11,686	163,370
Supervalu, Inc.	3,471	104,061
Sysco Corp.	9,913	287,675
Trane Inc	2,852	130,907
Tyco Electronics*	7,998	274,491
Tyson Foods, Inc.	4,492	71,647
UST, Inc.	2,453	133,738
Vector Group, Ltd.	32,092	564,498
Wal-Mart Stores, Inc.	21,951	1,156,379
Wal-Mart Stores, Inc.	38,771	2,042,456
Walgreen Co.	16,267	619,610
Watson Wyatt Worldwide Inc	5,620	318,935
Whole Foods Market, Inc.	2,272	74,908
Wrigley (Wm.) Jr. Co.	3,551	223,145
		33,898,999
ENERGY (11.2%)
Alpha Natural Resources Inc*	5,251	228,103
Anadarko Petroleum	7,680	484,070
Apache Corp.	5,464	660,160
Ashland, Inc.	913	43,185
Atwood Oceanics Inc*	2,790	255,899
Baker Hughes, Inc.	5,077	347,775
BJ Services Co.	4,807	137,048
Chesapeake Energy Corp.	7,506	346,402
ChevronTexaco Corp.	34,075	2,908,642
ChevronTexaco Corp.	12,342	1,053,513
CNX Gas Corp.*	11,223	362,278
Concho Resources Inc.*	7,106	182,198
ConocoPhillips	8,835	673,315
ConocoPhillips	25,622	1,952,653
Consol Energy, Inc.	2,995	207,224

	Shares	Value($)
COMMON STOCKS:
ENERGY (Cont’d)
Devon Energy Corp.	2,851	297,445
Devon Energy Corp.	7,292	760,774
Dynegy Inc. CL - A*	8,137	64,201
El Paso Corp.	11,499	191,343
Ellora Energy Inc*	21,800	261,600
Energysolutions Inc.	7,501	172,073
Ensco International, Inc.	2,362	147,908
EOG Resources, Inc.	4,053	486,360
Exxon Mobil Corp.	87,786	7,424,940
Exxon Mobil Corp.	33,871	2,864,809
Halliburton Co.	18,602	731,617
Halliburton Co.	14,442	568,004
Hercules Offshore Inc*	8,773	220,378
Hess Corp.	4,577	403,600
Integrys Energy Group Inc	1,243	57,974
Itron, Inc.*	1,950	175,949
Marathon Oil Corp.	11,633	530,465
Murphy Oil Corp.	3,113	255,702
Nabors Industries, Inc.*	4,617	155,916
National-Oilwell, Inc.*	5,858	341,990
Noble Corporation	4,408	218,945
Noble Energy, Inc.	2,820	205,296
Northwest Natural Gas	4,995	216,983
Occidental Petroleum	9,170	670,969
Occidental Petroleum	13,506	988,234
Penn Virginia Corp	5,657	249,417
Range Resources Corp.	2,460	156,087
Rowan Cos., Inc.	1,814	74,701
Schlumberger, Ltd.	19,653	1,709,811
Schlumberger, Ltd.	10,019	871,653
Smith International, Inc.	3,295	211,638
Spectra Energy Corp.	10,379	236,122
Sunoco, Inc.	1,917	100,585
Superior Well Services Inc*	8,231	180,012
T-3 Energy Services Inc.*	24,619	1,047,785
Tesoro Petroleum Corp.	2,258	67,740
Transocean Inc.*	5,214	704,933
Transocean Inc.*	3,150	425,880
Unisource Energy Corp.	13,903	309,481
Valero Energy Corp.	14,029	688,964
Valero Energy Corp.	8,773	430,842
W&T Offshore Inc	14,284	487,227
Weatherford Int’l., Ltd.*	5,566	403,368
Williams Cos., Inc.	9,599	316,575
XTO Energy, Inc.	8,374	518,016
		37,446,777
FINANCIAL (16.4%)
Ace, Ltd.	5,413	298,040
Aflac, Inc.	7,790	505,961
Allstate Corp.	9,196	441,960
Ambac Financial Group, Inc.	4,706	27,060

	Shares	Value($)
COMMON STOCKS:
FINANCIAL (Cont’d)
American Capital Strategies	3,201	109,346
American Express Co.	18,970	829,368
American Int’l. Group, Inc.	41,388	1,790,031
American Int’l. Group, Inc.	24,512	1,060,144
American Public Education*	4,140	125,732
Ameriprise Financial, Inc.	3,724	193,089
Aon Corp.	5,013	201,523
Apartment Investment & Mgmt.Co	1,505	53,894
Ashford Hospitality Trust	60,584	344,117
Assurant, Inc.	1,557	94,759
Asta Funding Inc.	5,658	78,816
Avalonbay Communities	1,261	121,712
Bank Mutual Corp.	42,238	453,636
Bank of America Corp.	36,177	1,371,470
Bank of America Corp.	72,890	2,763,260
Bank of New York Mellon Corp	18,728	781,519
Bank of New York Mellon Corp	15,960	666,011
Banner Corporation	2,073	47,762
BB & T Corp.	8,956	287,129
Bear Stearns Cos., Inc.	1,938	20,330
Boston Properties	1,944	178,984
Brookline Bankcorp	42,505	487,957
Capital Lease Funding, Inc.	8,106	62,984
Capital One Financial Corp.	10,348	509,329
Capital One Financial Corp.	6,120	301,226
CB Richard Ellis Group Inc.*	2,851	61,696
Charles Schwab Corp.	15,406	290,095
Chubb Corp.	6,075	300,591
Cincinnati Financial Corp.	2,706	102,936
CIT Group, Inc.	3,138	37,185
Citigroup, Inc.	85,428	1,829,868
Citigroup, Inc.	44,092	944,451
CME Group Inc.	893	418,906
CME Group Inc.	1,067	500,530
Columbia Banking System	3,762	84,194
Comerica, Inc.	2,462	86,367
Countrywide Financial Corp.	9,530	52,415
Developers Divers Rlty.	1,960	82,085
Discover Financial - W/I	7,862	128,701
E*Trade Financial Corp.*	7,581	29,263
Ellington Finance LLC-144A*	21,000	420,000
Equity Residential	4,418	183,303
FBR Capital Markets Corp.*	31,972	215,811
Federated Investors, Inc.	1,410	55,216
Fidelity Natl. Info. Svc., Inc	2,808	107,097
Fifth Third Bancorp	8,742	182,883
First Niagara Financial Grp.	31,395	426,658
First State Bank Corporation	4,398	58,889
First Tennessee Natl. Bank	2,060	28,861
FNMA	16,052	422,489
Franklin Resources, Inc.	2,580	250,234
Freddie Mac	10,601	268,417

	Shares	Value($)
COMMON STOCKS:
FINANCIAL (Cont’d)
Genworth Financial, Inc.	7,099	160,721
Glacier Bancorp, Inc.	33,483	641,869
Goldman Sachs Group, Inc.	5,518	912,622
Goldman Sachs Group, Inc.	6,482	1,072,058
Hartford Fin, Svc .Gp., Inc.	5,152	390,367
Hartford Fin, Svc .Gp., Inc.	9,039	684,885
HCP INC	3,772	127,531
Highwoods Properties, Inc.	11,752	365,135
Host Hotels & Resorts Inc.	8,590	136,753
Hudson City Bancorp, Inc.	8,506	150,386
Huntington Bancshares, Inc.	6,010	64,608
Iberia Bank Corp.	8,302	367,364
Intercontinental Exchange Inc*	1,134	147,987
Ishares	7,400	505,346
Ishares	6,430	421,615
J.P. Morgan Chase & Co.	31,030	1,332,739
J.P. Morgan Chase & Co.	55,732	2,393,689
Janus Capital Group	2,424	56,406
KeyCorp.	6,543	143,619
Kimco Realty Corp.	4,149	162,516
Lazard, Ltd. Cl A*	9,560	365,192
Legg Mason, Inc.	2,212	123,828
Lehman Brothers Hlds.	8,706	327,694
Leucadia National	2,757	124,672
Lincoln National Corp.	4,341	225,732
Loews Corp.	7,214	290,147
M & T Bank Corp.	1,263	101,646
Marsh & McLennan Cos., Inc.	8,549	208,168
Marshall & Ilsley Corp.	4,295	99,644
MBIA, Inc.	3,448	42,135
Medical Properties Trust Inc	18,921	214,186
Merrill Lynch & Co., Inc.	15,942	649,477
Meruelo Maddux Prop., Inc.*	26,256	66,690
MetLife, Inc.	14,166	853,643
MetLife, Inc.	11,636	701,185
MGIC Investment Corp.	2,132	22,450
Mid-America Apt. Communities	4,879	243,169
Moody’s Corp.	3,375	117,551
Morgan Stanley	18,125	828,313
Morgan Stanley	17,924	819,127
Nara Bancorp Inc.	13,290	172,637
National City Corp.	10,402	103,500
National Financial Partners	12,187	273,842
Nationwide Health Pptys., Inc.	3,575	120,656
NATL PENN BCSHS INC	23,498	427,429
NewAlliance Bankshare	47,060	576,956
Northern Trust Corp.	3,149	209,314
NYSE Euronext	4,348	268,315
Pennsylvania REIT	5,880	143,413
Phoenix Companies, Inc.	15,594	190,403
Plum Creek Timber Co.	2,808	114,286
PNC Financial Services Group	5,592	366,667

	Shares	Value($)
COMMON STOCKS:
FINANCIAL (Cont’d)
Principal Financial Group Inc.	4,239	236,197
Proassurance Corp.*	6,060	326,210
Progressive Corp. of Ohio	11,131	178,875
Prologis Trust	4,237	249,390
Prologis Trust	7,789	458,461
Prudential Financial, Inc.	7,318	572,634
Public Storage, Inc.	2,030	179,899
Redwood Trust Inc.	1,705	61,977
Regions Financial Corp.	11,381	224,775
Safeco Corp.	1,473	64,635
Seabright Insurance Hldgs*	17,250	254,093
Simon Property Group	3,660	340,051
SLM Corporation*	7,656	117,520
Sovereign Bancorp, Inc.	5,929	55,258
State Street Corp.	6,357	502,203
Stifel Financial Corp.*	3,870	173,763
Suntrust Banks, Inc.	5,757	317,441
S.Y. Bancorp Inc.	9,200	213,808
Sws Group, Inc.	17,611	215,383
T. Rowe Price Group, Inc.	10,292	514,600
T. Rowe Price Group, Inc.	4,328	216,400
Taylor Capital Gowth, Inc.	5,762	94,612
TNS INC*	9,393	193,872
Torchmark Corp.	1,503	90,345
Tower Group, Inc.	7,506	188,926
Travelers Cos inc	10,179	487,065
Trico Bancshares	3,629	62,818
UNUM Provident Corp.	5,693	125,303
US Bancorp	28,383	918,474
Vintage Wine Trust, Inc.	45,820	309,285
Vornado Realty Trust	2,215	190,955
Wachovia Corp.	32,521	878,067
Washington Mutual, Inc.	14,481	149,154
Wells Fargo & Company	47,998	1,396,742
Wells Fargo & Company	54,096	1,574,194
Westamerica Bancorp	16,396	862,430
Western Union Co.	12,301	261,642
Westfield Financial Inc.	14,620	142,837
XL Capital Limited	2,906	85,872
Zions Bancorporation	1,761	80,214
		54,972,953
HEALTHCARE (10.1%)
Abbott Laboratories	25,363	1,398,769
Abbott Laboratories	23,119	1,275,013
Aetna, Inc.	5,449	229,348
Aetna, Inc.	8,156	343,286
Alexion Pharmaceuticals Inc*	3,338	197,943
Allergan, Inc.	5,004	282,176
Allscripts Healthcare Solution*	13,039	134,562
Alnylam Pharmaceuticals, Inc.*	7,299	178,096
Alphatec Holdings Inc.*	35,775	179,591
American Medical Sys. Hldgs.*	35,310	501,049

	Shares	Value($)
COMMON STOCKS:
HEALTHCARE (Cont’d)
Amerisource Bergen Corp.	8,439	345,830
Amerisource Bergen Corp.	2,668	109,335
Amgen, Inc.*	17,846	745,606
Applera Corp.-Applied Biosys	2,742	90,102
Bard (C.R.), Inc.	1,661	160,120
Barr Pharmaceuticals, Inc.*	1,757	84,881
Baxter International, Inc.	10,410	601,906
Becton Dickinson & Co.	4,005	343,829
Biogen Idec, Inc.*	4,886	301,417
Biomarin Pharmaceutical Inc.*	6,061	214,378
Boston Scientific Corp.*	22,038	283,629
Bristol-Myers Squibb Co.	32,479	691,803
Cardinal Health, Inc.	5,851	307,236
Celgene Corp.*	7,139	437,549
Celgene Corp.*	6,428	393,972
CIGNA Corp.	4,596	186,460
Conceptus, Inc.*	16,585	307,818
Coventry Health Care*	2,525	101,884
Enzon, Inc.*	61,127	562,980
EV3 Inc*	22,134	180,171
Express Scripts, Inc.*	4,148	266,799
Forest Laboratories, Inc.*	5,109	204,411
Genzyme Corp. (Genl. Div)*	4,391	327,305
Gilead Sciences, Inc.*	15,241	785,369
Gilead Sciences, Inc.*	18,054	930,323
Hospira, Inc.*	8,067	345,026
Hospira, Inc.*	2,604	111,373
Humana, Inc.*	2,792	125,249
Icon Spon ADR*	7,016	455,268
IMS Health, Inc.	3,008	63,198
Johnson & Johnson	46,479	3,015,093
Johnson & Johnson	25,948	1,683,247
King Pharmaceuticals, Inc.*	4,037	35,122
Laboratory Corp. of America*	4,637	341,654
Laboratory Corp. of America*	1,813	133,582
Lilly (Eli) & Co.	16,231	837,357
McKesson Corp.	4,748	248,653
McKesson Corp.	6,890	360,829
Medco Health Solutions*	8,597	376,463
Medtronic, Inc.	18,429	891,411
Medtronic, Inc.	11,397	551,273
Merck & Co., Inc.	17,509	664,467
Merck & Co., Inc.	35,529	1,348,326
Millipore Corp.*	890	59,995
Mylan Laboratories, Inc.	4,994	57,930
Myriad Genetics Inc.*	3,545	142,828
Onyx Pharmaceuticals Inc*	3,783	109,820
OSI Pharmaceuticals, Inc.*	3,806	142,306
Patterson Cos., Inc.*	2,122	77,029
PerkinElmer, Inc.	1,932	46,851
Pfizer, Inc.	110,938	2,321,932

	Shares	Value($)
COMMON STOCKS:
HEALTHCARE (Cont’d)
Psychiatric Solutions*	6,380	216,410
Quest Diagnostics, Inc.	2,580	116,797
Rigel Pharmaceuticals, Inc.*	4,481	83,615
Schering-Plough Corp.	18,040	259,956
Schering-Plough Corp.	26,598	383,277
Sciele Pharma, Inc.*	9,351	182,345
Seattle Genetics, Inc.*	18,224	165,838
St. Jude Medical, Inc.*	5,645	243,808
Stryker Corp.	3,913	254,541
Tenet Healthcare Corp.*	7,784	44,057
Thermo Fisher Scientific Inc*	6,877	390,889
UnitedHealth Group, Inc.	20,533	705,514
Varian Medical Systems, Inc.*	2,062	96,584
Varian, Inc.*	9,190	532,285
Waters Corp.*	1,637	91,181
Watson Pharmaceuticals, Inc.*	1,690	49,551
WellPoint, Inc.*	8,902	392,845
Wyeth	21,954	916,799
Zimmer Holdings, Inc.*	3,826	297,892
		33,655,412
INDUSTRIAL (15.9%)
3M Company	11,625	920,119
3M Company	7,886	624,177
Abiomed Inc.*	10,000	131,400
Actuant Corp. Cl A	9,203	278,023
Alaska Air Group, Inc.*	16,552	324,750
Allied Waste Industries*	5,533	59,812
Allis-Chalmers Corp*	35,781	493,420
American Italian Pasta Co.*	42,983	234,257
Apollo Group, Inc. Cl A*	2,254	97,373
Astec Industries Inc.*	9,707	376,243
Avery Dennison Corp.	1,736	85,498
Baldor Electric Company	13,725	384,300
Barnes Group Inc*	8,287	190,187
Benchmark Electronics*	6,272	112,582
Block (H. & R.), Inc.	5,339	110,838
Boeing Co.	12,550	933,344
Bucyrus International , Inc.	3,037	308,711
Burlington North Santa Fe	3,793	349,790
Burlington North Santa Fe	4,858	448,005
C.H. Robinson Worldwide, Inc.	2,812	152,973
Cameron International Corp.*	3,582	149,154
Caterpillar, Inc.	10,239	801,611
CBS Corp. Cl B	11,166	246,545
Cepheid Inc.*	5,307	129,438
Cintas Corp.	2,143	61,161
Consolidated Communcations	25,925	392,245
Cooper Industries, Ltd.	2,892	116,114
Cornell Corrections, Inc.*	11,760	264,130
CSX Corp.	6,619	371,127
Cummins, Inc.	3,330	155,911

	Shares	Value($)
COMMON STOCKS:
INDUSTRIAL (Cont’d)
Curtis Wright Corp. Cl B	5,976	247,884
Danaher Corp.	4,178	317,653
Deere & Co.	7,155	575,548
DeVry, Inc.	8,155	341,205
Donnelley R.R. & Sons	3,526	106,873
Dover Corp.	3,149	131,565
Dril-Quip,Inc.*	5,190	241,179
DXP Enterprises Inc.*	3,536	138,912
Eaton Corp.	2,388	190,252
Emerson Electric Co.	12,917	664,709
Equifax, Inc.	2,127	73,339
Expedia Inc.*	3,421	74,886
Expeditors Int’l Wash., Inc.	3,497	157,994
FedEx Corp.	5,078	470,578
Felcor Lodging Trust, Inc.	17,333	208,516
FLIR Systems Inc.*	12,699	382,113
Flotek Industries, Inc.*	23,543	343,492
Fluor Corp.	1,442	203,553
General Dynamics Corp.	6,600	550,242
General Electric Co.	163,850	6,064,089
General Electric Co.	72,758	2,692,774
General Growth Pptys Inc	4,056	154,818
Genesee & Wyoming, Inc. Cl A*	25,720	884,768
Goodrich Corporation	2,037	117,148
Google, Inc.*	3,805	1,675,988
Google, Inc.*	1,321	581,861
Grainger (W.W.), Inc.	1,098	83,876
Harmonic, Inc.*	36,409	276,708
Healthcare Services Group	17,000	350,880
Healthways Inc.*	8,278	292,545
Honeywell International, Inc.	12,214	689,114
Horsehead Holding Corp.*	20,373	235,919
HUB Group, Inc. Cl A*	10,324	339,556
ICO, Inc.*	28,418	197,221
Illinois Tool Works, Inc.	7,407	357,240
Illinois Tool Works, Inc.	6,571	316,919
Ingersoll Rand Co.	4,474	199,451
Integra Lifesciences Corp.*	6,956	302,377
Interline Brands, Inc.*	11,238	208,465
ITT Industries, Inc.	11,488	595,193
ITT Industries, Inc.	2,979	154,342
Jacobs Engineering Group, Inc.*	1,991	146,518
JetBlue Airways Corp*	28,107	163,021
L-3 Communications Hldgs., Inc	2,008	219,555
Ladish Co Inc*	19,054	685,944
Landauer, Inc.	4,712	237,202
Littelfuse, Inc.*	15,621	546,266
Lockheed Martin Corp.	8,361	830,247
Lockheed Martin Corp.	5,625	558,563
Magellan Health Services, Inc.*	12,074	479,217
Manitowoc Company, Inc.	2,117	86,374
Masco Corp.	5,984	118,663
MKS Instruments, Inc.*	23,213	496,758

	Shares	Value($)
COMMON STOCKS:
INDUSTRIAL (Cont’d)
Monster Worldwide, Inc.*	2,060	49,873
MSCI INC-A*	6,751	200,842
Netapp Ins*	5,637	113,022
Norfolk Southern	6,175	335,426
Northrop Grumman Corp.	5,545	431,456
Northrop Grumman Corp.	9,094	707,604
Paccar, Inc.	6,004	270,180
Pall Corp.	1,999	70,105
Parker Hannifin Corp.	2,765	191,532
Perini Corp.*	13,635	493,996
Philip Morris Internat-W/I*	34,594	1,749,765
Pitney Bowes, Inc.	3,464	121,309
Precision Castparts Corp.	2,280	232,742
Raytheon Co.	6,998	452,141
RBC Bearings Inc*	7,322	271,866
Robert Half Intl., Inc.	2,606	67,078
Rockwell Automation, Inc.	2,433	139,703
Rockwell Collins	2,656	151,790
Ryder System, Inc.	946	57,621
Sauer-Danfoss Inc.	28,057	621,182
Siligan Holdings, Inc.	12,856	638,043
Sotheby’s (Delaware)	2,840	82,104
Southwest Airlines Co.	28,364	351,714
Southwest Airlines Co.	12,071	149,680
Starwood Hotels & Resort World	3,089	159,856
Starwood Hotels & Resort World	7,368	381,294
Sun Hydraulics, Inc.	3,900	114,153
Taseko Mines Ltd.*	162,093	826,674
Terex Corp*	1,673	104,563
Terra Industries, Inc.*	5,423	192,679
Textron, Inc.	4,063	225,171
Trico Marine Services, Inc.*	11,312	440,829
Union Pacific Corp.	2,631	329,875
Union Pacific Corp.	4,281	536,752
United Parcel Service Cl B	16,972	1,239,295
United Parcel Service Cl B	8,443	616,508
United Technologies Corp.	9,254	636,860
United Technologies Corp.	16,112	1,108,828
Usec Inc.*	43,329	160,317
Verisign, Inc.*	3,501	116,373
Viacom Inc. - Class B.*	10,516	416,644
Vistaprint LTD*	3,438	120,158
Waste MGT Inc.	8,128	272,776
Willbros Group, Inc.*	10,520	321,912
WMS Industries Inc*	13,011	468,006
Wright Express Corp*	10,765	330,808
		53,134,416
TECHNOLOGY (13.7%)
Adobe Systems, Inc.*	9,352	332,838
Advanced Micro Devices, Inc.*	9,936	58,523
Affiliated Computer Svcs.*	1,575	78,923

	Shares	Value($)
COMMON STOCKS:
TECHNOLOGY (Cont’d)
Agilent Technologies, Inc.*	5,990	178,682
Akami Technologies*	2,742	77,215
Altera Corp.	5,042	92,924
Analog Devices, Inc.	4,823	142,375
Anixter International, Inc.*	6,068	388,595
Ansys, Inc.*	8,067	278,473
Apple Computer, Inc.*	5,408	776,048
Apple Computer, Inc.*	14,421	2,069,389
Applied Materials, Inc.	22,211	433,337
Applied Materials, Inc.	22,570	440,341
Arris Group, Inc.*	26,697	155,377
Autodesk, Inc.*	3,789	119,278
Automatic Data Processing	8,577	363,579
Automatic Data Processing	8,273	350,692
BMC Software, Inc.*	3,153	102,536
Broadcom Corp. Cl A*	7,669	147,782
Broadcom Corp. Cl A*	12,371	238,389
CA Inc.	6,387	143,708
Ciena Corp.*	1,428	44,025
Cisco Systems, Inc.*	97,811	2,356,267
Cisco Systems, Inc.*	37,441	901,954
Citrix Systems, Inc.*	3,040	89,163
Cognizant Tech Solutions*	4,733	136,452
CommScope, Inc.*	8,926	310,893
Computer Sciences Corp.*	2,668	108,828
Compuware Corp.*	4,499	33,023
Convergys Corp.*	2,080	31,325
Corning, Inc.	25,834	621,049
Corning, Inc.	22,572	542,631
Data Domain Inc.*	6,375	151,725
Dell, Inc.*	36,771	732,478
Electronic Arts, Inc.*	5,198	259,484
Electronic Data Systems Corp.	8,347	138,978
Electronics For Imaging, Inc.*	12,273	183,113
Embarq Corp.	2,517	100,932
EMC Corp.*	34,467	494,257
EMC Corp.*	15,463	221,739
Equinix Inc*	2,989	198,739
Fiserv, Inc.*	2,684	129,074
FormFactor, Inc.*	4,550	86,905
Hewlett-Packard Co.	19,788	903,520
Hewlett-Packard Co.	40,452	1,847,038
IBM Corp.	22,715	2,615,405
IBM Corp.	9,082	1,045,701
Illumina Inc.*	6,618	502,306
Informatica Corp.*	38,696	660,154
Intel Corp.	46,026	974,831
Intel Corp.	94,973	2,011,528
Intuit, Inc.*	5,378	145,260
Jabil Circuit, Inc.	3,414	32,296
JDS Uniphase Corp.*	3,690	49,409
Juniper Networks Inc.*	8,591	214,775

	Shares	Value($)
COMMON STOCKS:
TECHNOLOGY (Cont’d)
KLA Tencor Corp.	2,969	110,150
Lexmark Int’l, Inc.*	1,544	47,432
Lin TV Corp.*	16,033	154,077
Linear Technology Corp.	3,643	111,804
LSI Logic Corp.*	10,847	53,693
Marlin Business Services*	25,863	195,266
MEMC Elect. Materials, Inc*	3,619	256,587
MEMC Elect. Materials, Inc*	3,735	264,812
Microchip Technology, Inc.	3,098	101,398
Micron Technology, Inc.*	12,477	74,488
Microsemi Corp.*	26,915	613,662
Microsoft Corp.	46,411	1,317,144
Microsoft Corp.	131,334	3,727,259
Molex, Inc. Cl A	2,308	53,453
Motorola, Inc.	36,998	344,081
National Semiconductor Corp.	3,722	68,187
Netlogic Microsystems, Inc.*	14,296	345,105
Novell, Inc.*	5,778	36,344
Novellus Systems, Inc.*	1,673	35,217
Nuance Communications Inc.*	11,751	204,585
Nvidia Corporation*	9,116	180,406
Omniture Inc.*	7,300	169,433
Oracle Corp.*	62,828	1,228,916
Oracle Corp.*	64,899	1,269,424
Parametric Technology Corp.*	13,988	223,528
Paychex, Inc.	5,311	181,955
Perot Systems Corp. Cl A*	13,512	203,220
Priceline.Com Inc.*	1,745	210,901
QLogic Corp.*	2,204	33,831
Qualcomm, Inc.	26,455	1,084,655
Qualcomm, Inc.	14,246	584,086
Rightnow Tecnologies*	18,447	219,519
Sandisk Corp.*	3,759	84,841
Semtech Corp.*	25,175	360,758
SPSS, Inc.*	5,520	214,066
Sun Microsystems, Inc.*	13,008	202,014
Sybase, Inc.*	4,370	114,931
Symantec Corp.*	29,953	497,819
Symantec Corp.*	13,889	230,835
Synaptics, Inc.*	5,912	141,179
Syniverse Holdings, Inc.*	24,650	410,669
Tech Data Corp.*	13,008	426,662
Technitrol, Inc.	15,058	348,292
Tellabs, Inc.*	6,789	37,000
Teradyne, Inc.*	2,861	35,534
Texas Instruments, Inc.	21,763	615,240
Tibco Software, Inc.*	37,015	264,287
Total System Services Inc	3,263	77,203
Trident Microsystems*	10,025	51,629
Unisys Corp.*	5,799	25,690
ValueClick, Inc.*	17,068	294,423
Viasat, Inc.*	21,331	463,309
Websense, Inc.*	33,699	631,856

	Shares	Value($)
COMMON STOCKS:
TECHNOLOGY (Cont’d)
Xerox Corp.	15,067	225,553
Xilinx, Inc.	4,698	111,578
Yahoo!, Inc.*	21,941	634,753
		46,049,000
TELECOMMUNICATIONS (2.9%)
American Tower Corp.*	6,641	260,394
American Tower Corp.*	7,114	278,940
AT&T	37,832	1,448,966
AT&T	99,037	3,793,117
CenturyTel, Inc.	1,750	58,170
Cincinnati Bell, Inc.*	41,901	178,498
Citizens Communications Co.	5,378	56,415
Gray Television Inc.	20,388	116,008
Iowa Telecomunications Service	21,094	373,997
Qwest Communications Intl.	24,376	110,423
Qwest Communications Intl.	25,229	114,287
Sprint Nextel Corp.	46,747	312,737
Sprint Nextel Corp.	18,267	122,206
Verizon Communications	23,473	855,591
Verizon Communications	47,109	1,717,123
		9,796,872
UTILITIES (3.1%)
AES Corp.*	10,982	183,070
Allegheny Energy, Inc.	2,744	138,572
Ameren Corp.	3,425	150,837
American Electric Power, Inc.	6,570	273,509
Avista Corp.	13,028	254,828
Black Hills Corp.	6,104	218,401
Centerpoint Energy, Inc.	5,371	76,644
CMS Energy Corp.	3,695	50,030
Consolidated Edison, Inc.	4,465	177,261
Constellation Energy Group	2,919	257,660
Dominion Resources, Inc.	9,432	385,203
Dominion Resources, Inc.	11,995	489,876
DTE Energy Co.	2,669	103,797
Duke Energy Corp	20,722	369,888
Edison International	5,346	262,061
Edison International	3,374	165,393
Entergy Corp.	1,888	205,943
Entergy Corp.	3,137	342,184
Exelon Corp.	10,850	881,780
Exelon Corp.	4,906	398,711
FirstEnergy Corp.	5,118	351,197
FirstEnergy Corp.	5,002	343,237
FPL Group, Inc.	6,684	419,354
FPL Group, Inc.	3,842	241,047
Nicor, Inc.	736	24,663
NiSource, Inc.	4,498	77,546
Paetec Holding*	18,378	122,397
Pepco Holdings, Inc.	3,300	81,576
PG & E Corp.	5,837	214,918

	Shares	Value($)
COMMON STOCKS:
UTILITIES (Cont’d)
Pinnacle West Capital Corp.	1,637	57,426
PNM Resources, Inc.	15,490	193,160
PPL Corporation	6,126	281,306
Progress Energy, Inc.	4,268	177,976
Public Svc. Enterprise Group	8,343	335,305
Public Svc. Enterprise Group	4,662	187,366
Questar Corp.	2,816	159,273
Sempra Energy	4,288	228,465
Sempra Energy	6,223	331,561
Sierra Pacific Resources	21,796	275,283
Southern Co.	12,548	446,834
Teco Energy, Inc.	3,461	55,203
Westar Energy, Inc.	17,078	388,866
Xcel Energy, Inc.	7,042	140,488
		10,520,095

TOTAL COMMON STOCK (Cost: $307,807,188) 96.4%		322,995,031

* Non-Income Producing Security

Rating	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
FINANCIAL (0.00%)
GSC Capital Corp.(2)	7.25	07/15/10	460,000	0
				0

TOTAL LONG TERM DEBT SECURITIES (Cost: $460,000) 0.0% (3)				0

	Rate(%)	Maturity	Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U. S. GOVERNMENT (0.3%)
U.S. Treasury Bill (1)			1,000,000	997,347
				997,347
U.S. GOVERNMENT AGENCY (2.8%)
FHLB	1.50	04/01/08	6,453,000	9,463,000
				9,463,000

TOTAL SHORT TERM DEBT SECURITIES (Cost: $10,460,347) 3.1%				10,460,347

TEMPORARY CASH INVESTMENTS** (Cost: $104,800) 0.0% (3)				104,800

TOTAL INVESTMENTS (Cost: $318,832,335) 99.5%				333,560,178

OTHER NET ASSETS 0.5%				1,556,595

NET ASSETS 100.0%				$335,116,773

Abrreviations:

FHLB = Federal Home Loan Bank

(1)     The security, or a portion thereof , has been segregated to cover initial margin requirements in open futures.

(2)     Issuer has filed for Chapter XI bankruptcy law (or equivalent) protection; issue is non-income producing.

**     The fund has an arrangement with it’s custodian bank, JP Morgan Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at March 31, 2008 was 2.45%.

(3)  Less than 0.05%

For Federal income tax purposes, the components of unrealized appreciation (depreciation) of invesments and the cost of investments at March 31, 2008 for the All America Fund were as follows:

Unrealized Appreciation	$55,275,937
Unrealized Depreciation	(44,625,776)
Net	$10,650,161
Cost of Investments	$322,910,017

FUTURES CONTRACTS OUTSTANDING AS OF MARCH  31, 2008:

	Expiration	Underlying Face	Unrealized
	Date	Amount at Value	Gain(Loss)

Purchased
12 S&P 500 Stock Index Futures Contracts	June 2008	$3,972,000	$(29,100)

Face value of futures purchased and outstanding as percentage of total investments in securities: 1.2%

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2008

	Shares	Value($)
COMMON STOCKS:
BASIC MATERIALS (1.6%)
Schnitzer Steel Inds Inc -A	16,733	1,188,378
Louisiana-Pacific Corp.	208,126	1,910,597
		3,098,975
CONSUMER, CYCLICAL (17.1%)
Animal Health Intl.*	56,510	618,219
Audiovox Corp. Cl A*	229,479	2,450,836
Belo Corporation	130,087	1,375,020
Casey’s General Stores, Inc.	80,685	1,823,481
Collective Brands Inc*	124,146	1,504,650
Crown Holdings, Inc.*	249,258	6,271,331
CSK Auto Corp*	54,423	506,678
Hartmarx Corp.*	43,227	126,223
Landry’s Restaurant, Inc.	91,196	1,484,671
Modine Manufacturing Co.	83,273	1,206,626
Nexstar Broadcasting Group-A*	47,517	280,350
Old Dominion Freight Line*	64,807	2,062,807
Pep Boys-Manny, Moe & Jack	199,630	1,988,315
Rent-A-Center, Inc.*	103,361	1,896,674
THQ, Inc.*	49,694	1,083,329
Tupperware Corp.	140,876	5,449,084
Wolverine World Wide, Inc.	88,095	2,555,636
		32,683,930
CONSUMER, NON-CYCLICAL (7.2%)
Conmed Corp.*	23,420	600,489
Flowers Foods, Inc.	76,008	1,881,198
Great Atlantic & Pac. Tea, Inc*	88,302	2,315,278
Longs Drug Stores Corp.	48,037	2,039,651
Mueller Industries, Inc.	132,827	3,832,059
Vector Group, Ltd.	172,915	3,041,575
		13,710,250
ENERGY (6.1%)
CNX Gas Corp.*	59,707	1,927,342
Ellora Energy Inc*	119,800	1,437,600
Northwest Natural Gas	26,681	1,159,023
Superior Well Services Inc*	43,948	961,143
T-3 Energy Services Inc.*	44,814	1,907,284
Unisource Energy Corp.	74,739	1,663,690
W&T Offshore Inc	75,940	2,590,313
		11,646,395
FINANCIAL (25.3%)
Ashford Hospitality Trust	322,194	1,830,062
Asta Funding Inc.	30,166	420,212
Bank Mutual Corp.	224,616	2,412,376
Brookline Bankcorp	238,907	2,742,652
Capital Lease Funding, Inc.	42,955	333,760
Columbia Banking System	20,113	450,129
Ellington Finance LLC-144A*	123,900	2,478,000
FBR Capital Markets Corp.*	165,330	1,115,978
First Niagara Financial Grp.	167,341	2,274,164

1

First State Bank Corporation	23,400	313,326
Glacier Bancorp, Inc.	112,476	2,156,165
Highwoods Properties, Inc.	62,458	1,940,570
Iberia Bank Corp.	44,178	1,954,877
Ishares	32,840	2,242,644
Ishares	34,170	2,240,527
Medical Properties Trust Inc	100,865	1,141,792
Meruelo Maddux Prop., Inc.*	140,866	357,800
Mid-America Apt. Communities	26,049	1,298,282
Nara Bancorp Inc.	70,700	918,393
National Financial Partners	64,741	1,454,730
NATL PENN BCSHS INC	132,507	2,410,302
NewAlliance Bankshare	199,699	2,448,310
Pennsylvania REIT	34,132	832,479
Phoenix Companies, Inc.	84,639	1,033,442
Proassurance Corp.*	32,260	1,736,556
Redwood Trust Inc.	9,077	329,949
Seabright Insurance Hldgs*	91,696	1,350,682
Sws Group, Inc.	93,942	1,148,911
S.Y. Bancorp Inc.	48,920	1,136,901
Trico Bancshares	19,327	334,550
Taylor Capital Gowth, Inc.	30,686	503,864
Vintage Wine Trust, Inc.	246,840	1,666,170
Westamerica Bancorp	47,450	2,495,870
Westfield Financial Inc.	77,770	759,813
		48,264,238
HEALTHCARE (2.7%)
Alphatec Holdings Inc.*	85,370	428,557
American Medical Sys. Hldgs.*	60,890	864,029
Conceptus, Inc.*	48,940	908,326
Enzon, Inc.*	326,010	3,002,552
		5,203,464
INDUSTRIAL (18.1%)
Alaska Air Group, Inc.*	88,959	1,745,376
Allis-Chalmers Corp*	9,193	126,771
American Italian Pasta Co.*	227,847	1,241,766
Baldor Electric Company	48,707	1,363,796
Benchmark Electronics*	33,843	607,482
Consolidated Communcations	47,650	720,945
Cornell Corrections, Inc.*	62,530	1,404,424
Felcor Lodging Trust, Inc.	92,079	1,107,710
Flotek Industries, Inc.*	89,438	1,304,900
Genesee & Wyoming, Inc. Cl A*	63,005	2,167,372
Healthcare Services Group	90,507	1,868,054
Horsehead Holding Corp.*	109,095	1,263,320
Ladish Co Inc*	50,126	1,804,536
Littelfuse, Inc.*	46,006	1,608,830
MKS Instruments, Inc.*	80,528	1,723,299
Perini Corp.*	72,580	2,629,573
Sauer-Danfoss Inc.	111,642	2,471,754
Siligan Holdings, Inc.	68,620	3,405,611
Taseko Mines Ltd.*	550,312	2,806,591
Trico Marine Services, Inc.*	60,426	2,354,801

2

Usec Inc.*	231,806	857,682
		34,584,593
TECHNOLOGY (11.4%)
Anixter International, Inc.*	32,292	2,067,980
CommScope, Inc.*	47,491	1,654,112
Electronics For Imaging, Inc.*	69,074	1,030,584
FormFactor, Inc.*	24,190	462,029
Informatica Corp.*	107,393	1,832,125
Lin TV Corp.*	85,631	822,914
Marlin Business Services*	137,567	1,038,631
Microsemi Corp.*	43,922	1,001,422
Parametric Technology Corp.*	73,724	1,178,110
Perot Systems Corp. Cl A*	74,522	1,120,811
Semtech Corp.*	58,630	840,168
Sybase, Inc.*	23,276	612,159
Syniverse Holdings, Inc.*	53,854	897,208
Tech Data Corp.*	70,171	2,301,609
Technitrol, Inc.	80,095	1,852,597
Tibco Software, Inc.*	191,626	1,368,210
Trident Microsystems*	53,330	274,650
Websense, Inc.*	69,175	1,297,031
		21,652,350
TELECOMMUNICATIONS (1.9%)
Cincinnati Bell, Inc.*	225,791	961,870
Gray Television Inc.	107,434	611,299
Iowa Telecomunications Service	112,405	1,992,941
		3,566,110
UTILITIES (3.8%)
Avista Corp.	73,676	1,441,103
Black Hills Corp.	32,549	1,164,603
PNM Resources, Inc.	83,292	1,038,651
Sierra Pacific Resources	116,027	1,465,421
Westar Energy, Inc.	96,599	2,199,556
		7,309,334

TOTAL COMMON STOCK (Cost: $205,927,514) 95.2%		181,719,639

* Non-Income Producing Security

	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
FINANCIAL
GSC Capital Corp. (1)	7.25	07/15/10	1,890,000	0

TOTAL LONG TERM DEBT SECURITIES (Cost: $1,890,000) 0.0%				0

3

	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:

U.S. GOVERNMENT / AGENCY (3.0%)
Federal Home Loan Bank	1.50	04/01/08	5,920,000	5,920,000
				5,920,000
COMMERCIAL PAPER (3.3%)
Baker Hughes Inc	2.25	04/18/08	2,000,000	1,997,874
Danaher Corp	2.25	04/25/08	2,000,000	1,996,999
Genentech Inc	2.25	04/22/08	2,050,000	2,047,309
				6,042,182

TOTAL SHORT TERM DEBT SECURITIES (Cost: $11,962,182) 6.3%				11,962,182

TOTAL INVESTMENTS (Cost: $219,779,696) 101.5%				193,681,821

OTHER NET ASSETS -1.5%				(2,804,730)

NET ASSETS 100.0%				$190,877,091

(1) Issuer has filed for Chapter XI bankruptcy law (or equivalent) protection; issue is non-income producing.

For Federal income tax purposes, the components of unrealized appreciation (depreciation) of invesments and the cost of investments at March 31, 2008 for the Small Cap Value Fund were as follows:

UnrealizedAppreciation	$11,631,050
Unrealized Depreciation	(37,947,042)
Net	$(26,315,992)
Cost of Investments	$219,997,813

4

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2008

	Shares	Value($)
COMMON STOCKS:
BASIC MATERIALS (1.1%)
Darling International Inc*	157,811	2,043,652
		2,043,652
CONSUMER, CYCLICAL (14.2%)
AAR Corp*	97,973	2,671,724
Aeropostale, Inc.*	46,875	1,270,781
Andersons Inc.	18,618	830,549
Animal Health Intl.*	86,320	944,341
ArvinMeritor, Inc.	159,187	1,991,429
California Pizza Kitchen Inc*	115,810	1,518,269
Collective Brands Inc*	66,201	802,356
Crown Media Holdings Cl A*	94,596	489,061
Gymboree Corp.*	24,328	970,201
Harris Interactive*	146,910	401,064
L-1 Identity Solutions Inc.*	101,051	1,343,978
Measurement Seciallties, Inc.*	40,050	699,674
New Oriental Education*	13,275	861,017
Old Dominion Freight Line*	29,575	941,372
P.F. Changs China Bistro, Inc.*	46,925	1,334,547
Premiere Global Services Inc.*	67,573	968,997
Sonic Corp.*	97,869	2,157,033
Strayer Education Inc.	6,980	1,064,450
Sunopta*	233,804	1,192,400
THQ, Inc.*	31,950	696,510
Tupperware Corp.	44,749	1,730,891
Wolverine World Wide, Inc.	64,030	1,857,510
		26,738,154
CONSUMER, NON-CYCLICAL (12.3%)
Alkermes, Inc.*	63,276	751,719
Chattem, Inc.*	12,465	826,928
Chiquita Brands Intl., Inc.*	83,550	1,930,841
Dynamex, Inc.*	32,239	815,647
Flowers Foods, Inc.	50,325	1,245,544
FTI Consulting Inc*	38,788	2,755,500
Great Atlantic & Pac. Tea, Inc*	39,650	1,039,623
Hologic, Inc.*	45,830	2,548,148
Icon Spon ADR*	37,645	2,442,784
Longs Drug Stores Corp.	55,805	2,369,480
Owens & Minor, Inc	30,088	1,183,662
Pediatrix Medical Group, Inc.*	16,100	1,085,140
Phase Forward, Inc.*	53,757	918,170
Realty Income Corporation	62,900	1,611,498
Watson Wyatt Worldwide Inc	30,006	1,702,841
		23,227,525
ENERGY (6.2%)
Alpha Natural Resources Inc*	28,100	1,220,664
Atwood Oceanics Inc*	14,975	1,373,507

1

	Shares	Value($)
COMMON STOCKS:
ENERGY (Cont’d.)
Concho Resources Inc.*	38,025	974,961
Energysolutions Inc.	40,250	923,335
Hercules Offshore Inc*	47,075	1,182,524
Itron, Inc.*	10,375	936,136
Penn Virginia Corp	30,300	1,335,927
T-3 Energy Services Inc.*	89,823	3,822,867
		11,769,921
FINANCIAL (5.5%)
American Public Education*	22,015	668,596
Glacier Bancorp, Inc.	66,041	1,266,006
Lazard, Ltd. Cl A*	51,296	1,959,507
Nationwide Health Pptys., Inc.	19,175	647,156
NewAlliance Bankshare	63,938	783,880
Stifel Financial Corp.*	20,768	932,483
TNS INC*	50,400	1,040,256
Tower Group, Inc.	40,275	1,013,722
Westamerica Bancorp	40,113	2,109,944
		10,421,550
HEALTHCARE (8.6%)
Alexion Pharmaceuticals Inc*	17,825	1,057,023
Allscripts Healthcare Solution*	69,223	714,381
Alnylam Pharmaceuticals, Inc.*	39,167	955,675
Alphatec Holdings Inc.*	105,600	530,112
American Medical Sys. Hldgs.*	127,817	1,813,723
Biomarin Pharmaceutical Inc.*	32,525	1,150,409
Conceptus, Inc.*	39,625	735,440
EV3 Inc*	117,950	960,113
Myriad Genetics Inc.*	18,978	764,624
Onyx Pharmaceuticals Inc*	20,300	589,309
OSI Pharmaceuticals, Inc.*	20,425	763,691
Psychiatric Solutions*	33,922	1,150,634
Rigel Pharmaceuticals, Inc.*	22,559	420,951
Sciele Pharma, Inc.*	50,178	978,471
Seattle Genetics, Inc.*	97,786	889,853
Varian, Inc.*	49,312	2,856,151
		16,330,560
INDUSTRIAL (28.2%)
Abiomed Inc.*	53,501	703,003
Actuant Corp. Cl A	49,364	1,491,286
Allis-Chalmers Corp*	182,696	2,519,378
Astec Industries Inc.*	51,977	2,014,629
Baldor Electric Company	24,452	684,656
Barnes Group Inc*	44,466	1,020,495
Bucyrus International , Inc.	16,300	1,656,895
Cepheid Inc.*	28,475	694,505
Consolidated Communcations	90,625	1,371,156
Curtis Wright Corp. Cl B	31,790	1,318,649
DeVry, Inc.	43,616	1,824,893
Dril-Quip,Inc.*	27,850	1,294,190
DXP Enterprises Inc.*	18,968	745,158

2

	Shares	Value($)
COMMON STOCKS:
INDUSTRIAL (Cont’d.)
FLIR Systems Inc.*	62,015	1,866,031
Flotek Industries, Inc.*	36,504	532,593
Genesee & Wyoming, Inc. Cl A*	70,017	2,408,585
Harmonic, Inc.*	195,357	1,484,713
Healthways Inc.*	44,291	1,565,244
HUB Group, Inc. Cl A*	55,398	1,822,040
ICO, Inc.*	152,481	1,058,218
Integra Lifesciences Corp.*	37,325	1,622,518
Interline Brands, Inc.*	60,228	1,117,229
JetBlue Airways Corp*	149,386	866,439
Ladish Co Inc*	51,603	1,857,708
Landauer, Inc.	25,285	1,272,847
Littelfuse, Inc.*	37,507	1,311,620
Magellan Health Services, Inc.*	64,787	2,571,396
MKS Instruments, Inc.*	43,275	926,085
MSCI INC-A*	36,072	1,073,142
RBC Bearings Inc*	39,289	1,458,801
Sauer-Danfoss Inc.	37,887	838,818
Sotheby’s (Delaware)	15,242	440,646
Sun Hydraulics, Inc.	20,825	609,548
Taseko Mines Ltd.*	299,950	1,529,745
Terra Industries, Inc.*	29,100	1,033,923
Vistaprint LTD*	18,450	644,828
Willbros Group, Inc.*	56,300	1,722,780
WMS Industries Inc*	69,813	2,511,174
Wright Express Corp*	57,763	1,775,057
		53,260,621
TECHNOLOGY (14.5%)
Ansys, Inc.*	43,289	1,494,336
Arris Group, Inc.*	143,248	833,703
Data Domain Inc.*	34,100	811,580
Equinix Inc*	16,021	1,065,236
Illumina Inc.*	35,512	2,695,361
Informatica Corp.*	99,182	1,692,045
Microsemi Corp.*	99,764	2,274,616
Netlogic Microsystems, Inc.*	76,413	1,844,610
Nuance Communications Inc.*	62,900	1,095,089
Omniture Inc.*	39,125	908,091
Priceline.Com Inc.*	9,275	1,120,977
Rightnow Tecnologies*	98,981	1,177,874
Semtech Corp.*	75,650	1,084,065
SPSS, Inc.*	29,621	1,148,702
Synaptics, Inc.*	31,475	751,623
Syniverse Holdings, Inc.*	81,406	1,356,224
ValueClick , Inc.*	91,583	1,579,807
Viasat, Inc.*	114,453	2,485,919
Websense, Inc.*	108,925	2,042,344
		27,462,202

3

	Shares	Value($)
COMMON STOCKS:
UTILITIES (0.4%)
Paetec Holding*	98,344	654,971
		654,971

TOTAL COMMON STOCK (Cost: $175,555,620) 91.0%		171,909,156

* Non-Income Producing Security

	Rate(%)	Maturity	Amount($ )	Value($ )
SHORT-TERM DEBT SECURITIES:

U.S. GOVERNMENT / AGENCY (4.6%)
FHLB	1.50	04/01/08	8,760,000	8,760,000
				8,760,000
COMMERCIAL PAPER (4.2%)
Baker Hughes Inc	2.25	04/18/08	2,000,000	1,997,874
Danaher Corp	2.25	04/25/08	2,000,000	1,996,999
Genentech Inc	2.25	04/18/08	4,000,000	3,995,749
				7,990,622

TOTAL SHORT TERM DEBT SECURITIES (Cost: $16,750,622) 8.8%				16,750,622

TOTAL INVESTMENTS (Cost: $192,306,242) (99.8%)				188,659,778

OTHER NET ASSETS (0.2%)				317,931

NET ASSETS (100.00%)				188,977,709

Abrreviations:

FHLB = Federal Home Loan Bank

For Federal income tax purposes, the components of unrealized appreciation (depreciation) of invesments and the cost of investments at March 31, 2008 for the Small Cap Growth Fund were as follows:

Unrealized Appreciation	$15,993,285
Unrealized Depreciation	(20,038,580)
Net	$(4,045,295)
Cost of Investments	$192,705,073

4

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2008

	Shares	Value($)
COMMON STOCKS:
BASIC MATERIALS (7.8%)
Cytec Industries, Inc.	6,461	347,925
Eastman Chemical Co.	5,624	351,219
Freeport-McMoran Copper	2,605	250,653
Huntsman Corp.	15,016	353,627
Louisiana-Pacific Corp.	13,540	124,297
Lubrizol Corp.	6,718	372,916
Sonoco Products Co.	16,587	474,886
Steel Dynamics, Inc.	17,642	582,892
		2,858,415
CONSUMER, CYCLICAL (13.4%)
Belo Corporation	17,666	186,730
Black & Decker Corp.	4,118	272,200
Crown Holdings, Inc.*	33,327	838,507
Ford Motor Co.*	13,310	76,133
Fortune Brands, Inc.	4,061	282,240
Johnson Controls, Inc.	20,583	695,705
Mohawk Industries, Inc.*	3,768	269,826
Newell Rubbermaid, Inc.	8,539	195,287
Office Depot, Inc.*	9,196	101,616
Penney (J.C.) Co., Inc.	3,038	114,563
PetSmart, Inc.	7,480	152,891
Polo Ralph Lauren Corp.	9,774	569,726
Rent-A-Center, Inc.*	9,247	169,682
Teradata Corp-W/I*	5,984	132,007
V F Corp.	7,624	590,936
Whirlpool Corp.	3,168	274,919
		4,922,968
CONSUMER, NON-CYCLICAL (5.2%)
Coca-Cola Enterprises	13,904	336,477
Kroger Co.	24,039	610,591
Reynolds American Inc	7,737	456,715
Vector Group, Ltd.	27,923	491,166
		1,894,949
ENERGY (8.9%)
CNX Gas Corp.*	15,834	511,122
Denbury Resources, Inc.*	24,396	696,506
Grant Prideco, Inc.*	12,488	614,659
Range Resources Corp.	18,080	1,147,176
Spectra Energy Corp.	13,431	305,555
		3,275,018
FINANCIAL (21.8%)
American Financial Group	17,283	441,753
Ameriprise Financial, Inc.	11,923	618,208
Annaly Mortgage Management	13,220	202,530
Aon Corp.	10,062	404,492
Apartment Investment & Mgmt.Co	9,771	349,900
Associated Banc-Corp.	13,850	368,826
Assurant, Inc.	5,867	357,066
Bok Financial	4,220	220,411
Comerica, Inc.	8,202	287,726
Developers Divers Rlty.	8,529	357,195

1

	Shares	Value($)
COMMON STOCKS:
FINANCIAL (Cont’d)
Discovery Hld. -A W/I*	10,030	212,837
Equity Residential	13,014	539,951
Fulton Financial Corp	18,667	229,417
Genworth Financial, Inc.	13,209	299,052
Host Hotels & Resorts Inc.	17,225	274,222
KeyCorp.	7,902	173,449
M & T Bank Corp.	1,848	148,727
Philadelphia Cons. Hldg. Co.*	5,560	179,032
Principal Financial Group Inc.	8,627	480,696
Prologis Trust	6,968	410,136
Protective Life Corp.	4,840	196,310
StanCorp Financial GP	9,890	471,852
Vornado Realty Trust	7,279	627,520
Zions Bancorporation	3,241	147,628
		7,998,936
HEALTHCARE (4.1%)
Amerisource Bergen Corp.	6,760	277,025
CIGNA Corp.	8,796	356,854
Hospira, Inc.*	7,145	305,592
Laboratory Corp. of America*	3,530	260,090
Varian Medical Systems, Inc.*	4,979	233,216
Vertex Pharmaceutical*	3,470	82,898
		1,515,675
INDUSTRIAL (9.8%)
Agnico-Eagle Mines, Ltd.	8,491	574,926
Ah Belo Corp -A*	3,533	40,382
Alliant TechSystems Inc.*	4,993	516,925
CSX Corp.	8,367	469,138
Donnelley R.R. & Sons	16,355	495,720
General Growth Pptys Inc	3,092	118,022
Lincoln Electric Holdings	5,614	362,047
Mettler-Toledo International*	3,835	372,455
Southwest Airlines Co.	13,675	169,570
Textron, Inc.	9,064	502,327
		3,621,512
TECHNOLOGY (9.8%)
Amdocs Ltd.*	3,020	85,647
Arrow Electronics*	9,661	325,093
Computer Sciences Corp.*	3,905	159,285
DRS Technologies Inc	7,883	459,421
Electronic Data Systems Corp.	14,954	248,984
Embarq Corp.	8,480	340,048
Intersil Corp. Cl A	7,594	194,938
McAfee, Inc.*	7,671	253,833
Medics Pharmaceutical Corp.	5,049	99,415
Micron Technology, Inc.*	27,910	166,623
NCR Corp.*	5,984	136,615
People’s United Financial Inc.	22,806	394,772
Sybase, Inc.*	10,525	276,808
Xerox Corp.	30,277	453,247
		3,594,729

2

	Shares	Value($)
COMMON STOCKS:
TELECOMMUNICATIONS (0.3%)
Qwest Communications Intl.	28,189	127,696
		127,696
UTILITIES (14.0%)
American Electric Power, Inc.	17,050	709,792
Edison International	14,171	694,662
Energen Corp.	14,544	906,091
Energy East Corporation	7,130	171,976
Entergy Corp.	4,815	525,220
Pepco Holdings, Inc.	19,798	489,407
PG & E Corp.	13,826	509,073
PPL Corporation	9,824	451,118
Sempra Energy	13,069	696,316
		5,153,655

TOTAL COMMON STOCK (Cost: $34,618,098) 95.1%		34,963,553

* Non-Income Producing Security

			Face
	Rate(%)	Maturity	Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:

U.S. GOVERNMENT / AGENCY (4.7%)
Federal Home Loan Bank	1.50	04/01/08	1,740,000	1,740,000

TOTAL SHORT TERM DEBT SECURITIES (Cost: $1,740,000) 4.7%				1,740,000

TOTAL INVESTMENTS (Cost: $36,358,098) 99.8%				36,703,553

OTHER NET ASSETS 0.2%				79,656

NET ASSETS 100.0%				$36,783,209

For Federal income tax purposes, the components of unrealized appreciation (depreciation) of invesments and the cost of investments at March 31, 2008 for the Mid Cap Value Fund were as follows:

Unrealized Appreciation	$4,021,237
Unrealized Depreciation	(3,684,059)
Net	$337,178
Cost of Investments	$36,366,375

3

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2008

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
BASIC MATERIALS (6.9%)
Airgas, Inc.	25,581	1,163,168
Albemarle Corp.	23,529	859,279
AptarGroup, Inc.	21,185	824,732
Arch Coal, Inc.	44,644	1,942,014
Cabot Corp.	20,192	565,376
Carpenter Technology Corp.	15,268	854,550
Chemtura Corp.	75,038	550,779
Cleveland-Cliffs, Inc.	14,008	1,678,439
Commercial Metals Co.	36,155	1,083,565
Cytec Industries, Inc.	13,008	700,481
Ferro Corp.	13,515	200,833
FMC Corp.	23,299	1,292,862
Louisiana-Pacific Corp.	31,968	293,466
Lubrizol Corp.	21,210	1,177,367
Martin Marietta Materials, Inc	12,794	1,358,339
Matthews Intl. Corp. Cl. A	9,618	464,069
Minerals Technologies, Inc.	5,922	371,902
Olin Corp.	23,138	457,207
Packaging Corp of America	28,503	636,472
Potlatch Corp	12,153	501,554
RPM International Inc.	37,767	790,841
Scotts Co. Cl A	13,759	446,067
Sensient Technologies Corp.	14,830	437,337
Sonoco Products Co.	30,853	883,321
Steel Dynamics, Inc.	58,478	1,932,113
Temple-Inland, Inc.	32,958	419,226
Valspar Corp.	31,070	616,429
Worthington Industries, Inc.	20,490	345,666
		22,847,454
CONSUMER, CYCLICAL (9.5%)
99 Cent Only Stores*	14,557	143,969
Advance Auto Parts	29,312	998,074
Aeropostale, Inc.*	20,758	562,749
American Eagle Outfitters	66,354	1,161,859
American Greetings Corp. Cl A	16,184	300,213
Ann Taylor Stores Corp.*	19,028	460,097
ArvinMeritor, Inc.	22,585	282,538
Barnes & Noble, Inc.	14,920	457,298
Belo Corporation	27,273	288,276
Blyth, Inc.	7,485	147,604
Bob Evans Farms, Inc.	9,612	265,195
Borders Group, Inc.	18,220	106,951
Borg-Warner, Inc.	36,097	1,553,254
Boyd Gaming Corp.	17,418	348,360
Brinker International, Inc.	31,380	582,099
Callaway Golf Co.	20,555	301,747
CarMax, Inc.*	67,721	1,315,142
CBRL Group, Inc.	6,865	245,561
Charming Shoppes, Inc.*	36,190	174,798
Cheesecake Factory, Inc.*	21,461	467,635

1

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont’d)
Chico’s FAS, Inc.*	54,629	388,412
Coldwater Creek Inc*	18,584	93,849
Collective Brands Inc*	20,315	246,218
Dick’s Sporting Goods Inc.*	25,819	691,433
Entercom Communications	8,182	81,247
Foot Locker, Inc.	47,906	563,854
Furniture Brands Intl., Inc.	15,040	175,968
Gentex Corp.	44,668	766,056
Hanesbrands, Inc.*	29,534	862,393
Harte-Hanks, Inc.	14,078	192,446
Hovanian Enterprises, Inc.*	11,442	121,285
International Speedway Corp.	9,442	389,010
Lamar Advertising Co-CL*	24,420	877,411
Lear Corp.*	23,946	620,441
Lee Enterprises	12,431	124,434
Life Time Fitness Inc*	10,443	325,926
MDC Holdings, Inc.	10,854	475,297
Media General Inc. Cl A	7,089	99,388
Modine Manufacturing Co.	10,133	146,827
Mohawk Industries, Inc.*	17,180	1,230,260
NVR INC*	1,632	975,120
O’Reilly Automotive, Inc.*	35,785	1,020,588
Pacific Sunwear of Calif*	21,934	276,588
PetSmart, Inc.	39,899	815,536
Phillips Van Heusen Corp.	17,518	664,283
Regis Corporation	13,669	375,761
Rent-A-Center, Inc.*	20,684	379,551
Ross Stores, Inc.	42,014	1,258,739
Ruby Tuesday, Inc.	16,037	120,278
Ryland Group, Inc.	13,099	430,826
Saks Incorporated*	43,957	548,144
Scholastic Corp.*	8,111	245,520
Strayer Education Inc.	4,481	683,353
The Warnaco Group, Inc.*	13,997	552,042
Thor Industries, Inc.	10,671	317,676
Timberland Company Cl A*	15,101	207,337
Toll Brothers, Inc.*	39,821	934,997
Tupperware Corp.	19,112	739,252
Urban Outfitters, Inc.*	35,010	1,097,564
Valassis Communication, Inc.*	14,900	161,665
Wiley (John) & Sons Cl A	13,954	553,974
Williams-Sonoma, Inc.	27,304	661,849
		31,656,217
CONSUMER, NON-CYCLICAL (4.4%)
Alberto-Culver Co.	26,330	721,705
BJ’s Wholesale Club, Inc.*	19,875	709,339
Chipotle Mexican Grill*	10,228	1,160,162
Church & Dwight	20,583	1,116,422
Energizer Holdings, Inc.*	17,821	1,612,444
Hansen Natural Corp.*	18,806	663,852

2

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER, NON-CYCLICAL (Cont’d)
Hologic, Inc.*	39,624	2,203,094
Hormel Foods Corp.	22,293	928,726
J.M. Smucker Co.	17,239	872,466
Lancaster Colony Corp.	6,529	260,899
PepsiAmericas, Inc.	18,352	468,527
Realty Income Corporation	31,411	804,750
Ruddick Corp.	11,511	424,295
Service Corp. International	81,195	823,317
Smithfield Foods, Inc.*	36,262	934,109
Tootsie Roll Inds., Inc.	8,467	213,368
Universal Corp.	8,432	552,549
		14,470,024
ENERGY (8.2%)
Bill Barrett Corp*	10,424	492,534
Cimarex Energy Co.	25,672	1,405,285
Denbury Resources, Inc.*	76,040	2,170,942
Exterran Holding Inc.*	20,253	1,307,129
FMC Technologies Inc.*	40,302	2,292,781
Forest Oil Corp.*	27,417	1,342,336
Frontier Oil Crop	32,104	875,155
Grant Prideco, Inc.*	38,783	1,908,899
Helmerich & Payne, Inc.	32,148	1,506,777
KBR Inc.	52,639	1,459,679
NewField Exploration Company*	40,780	2,155,223
Overseas Shipholding Group	8,415	589,387
Patterson UTI Energy, Inc.	47,767	1,250,540
Pioneer Natural Resources Co.	37,026	1,818,717
Plains Exploration & Prod. Co.*	34,982	1,858,943
Pride International, Inc.*	51,834	1,811,598
Quicksilver Resources*	31,870	1,164,211
Superior Energy Services, Inc*	25,051	992,521
Tidewater, Inc.	17,015	937,697
		27,340,354
FINANCIAL (14.9%)
AMB Property Corp.	30,360	1,652,191
American Financial Group	22,200	567,432
Americredit Corp.*	35,540	357,888
Apollo Investment Corp.	36,998	585,678
Associated Banc-Corp.	39,487	1,051,539
Astoria Financial Corp.	25,319	687,664
Bank of Hawaii Corp	14,947	740,773
Berkley (WR) Corp.	48,282	1,336,929
BRE Properties	15,810	720,304
Broadridge Financial Solutions	43,417	764,139
Brown & Brown, Inc.	35,350	614,383
Camden Properties Trust	16,342	820,368
Cathay General Bancorp	15,314	317,459
City National Corp.	12,522	619,338

3

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
FINANCIAL (Cont’d)
Colonial BancGroup, Inc.	49,015	472,014
Commerce Group, Inc.	13,454	485,151
Cousins Properties	11,450	282,930
Cullen Frost Bankers, Inc.	18,203	965,487
Eaton Vance Corp.	35,865	1,094,241
Equity One, Inc.	11,460	274,696
Everest RE Group	19,497	1,745,566
Federal Realty Inv Trust	18,221	1,420,327
Fidelity National Financial In	66,105	1,211,705
First Bancorp PR	28,533	968,410
First Community Bancorp	7,577	203,442
First Niagara Financial Grp.	32,379	440,031
Firstmerit Corp.	24,959	515,653
Gallagher (Arthur J.) & Co.	28,547	674,280
GATX Corp.	14,855	580,385
Global Payments, Inc	24,650	1,019,524
Hanover Insurance Group	16,098	662,272
HCC Insurance Holdings Inc.	35,757	811,326
Health Care REIT Inc	27,526	1,242,248
Highwoods Properties, Inc.	17,729	550,840
Horace Mann Educators Corp.	12,601	220,265
Hospitality Properties Trust	29,118	990,594
Indymac Bancorp, Inc.	25,087	124,432
Jefferies Group	34,741	560,372
Liberty Property Trust	28,550	888,191
Macerich Co.	22,426	1,575,875
Mack-Cali Realty Corp.	20,364	727,198
Mercury General Corporation	11,032	488,828
Nationwide Health Pptys., Inc.	29,537	996,874
New York Community Bancorp	100,740	1,835,483
Old Republic Intl. Corp.	71,475	922,742
PMI Group, Inc.	25,157	146,414
Protective Life Corp.	21,779	883,356
Radian Group, Inc.	24,933	163,810
Raymond James Financial, Inc.	29,782	684,390
Rayonier, Inc.	24,313	1,056,157
Regency Centers Corp.	21,581	1,397,586
SEI Investments	39,193	967,675
StanCorp Financial GP	15,200	725,192
SVB Financial Group*	10,037	438,015
Synovus Financial Corp.	102,356	1,132,057
TCF Financial	33,692	603,761
UDR Inc	41,354	1,014,000
Unitrin, Inc.	16,068	567,843
Waddell & Reed Financial, Inc.	26,740	859,156
Washington Federal, Inc.	27,122	619,466
Webster Financial Corp.	16,275	453,584
Weingarten Realty Investors	23,125	796,425
Westamerica Bancorp	8,943	470,402

4

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
FINANCIAL (Cont’d)
Wilmington Trust Corp.	20,997	653,007
		49,419,763
HEALTHCARE (10.5%)
Advanced Medical Optics, Inc.*	18,822	382,087
Apria Healthcare Group, Inc.*	13,583	268,264
Beckman Coulter, Inc.	19,446	1,255,239
Cephalon, Inc.*	20,983	1,351,305
Charles River Laboratories Inc*	21,143	1,246,168
Community Health Systems Inc.*	29,964	1,005,891
Covance, Inc.*	19,890	1,650,273
Dentsply International, Inc.	46,811	1,806,905
Edwards Lifesciences Corp.*	17,581	783,234
Endo Pharmaceuticals Holdings*	41,601	995,928
Gen-Probe, Inc.*	16,739	806,820
Health Management Associates*	75,413	398,935
Health Net, Inc.*	34,208	1,053,606
Hillenbrand Industries, Inc.*	19,304	922,731
Intuitive Surgical, Inc.*	11,980	3,885,713
Invitrogen Corp.*	14,334	1,225,127
Kindred healthcare Inc.*	9,275	202,844
Kinetic Concepts, Inc.*	16,782	775,832
Lifepoint Hospitals, Inc.*	17,602	483,527
Lincare Holdings, Inc.*	22,698	638,041
Millennium Pharmaceuticals Inc*	100,743	1,557,487
Omnicare, Inc.	37,764	685,794
Par Pharmaceutical Cos Inc*	10,716	186,351
Pdl BioPharma Inc*	36,214	383,506
Perrigo Co.	24,079	908,501
Pharmaceutical Prod. Dev. Inc.	32,569	1,364,641
Psychiatric Solutions*	17,090	579,693
ResMed, Inc.*	24,091	1,016,158
Schein (Henry), Inc.*	27,796	1,595,490
Sepracor, Inc.*	34,743	678,183
Steris Corp.	19,248	516,424
Techne Corp.*	12,103	815,258
Universal Health Services Cl B	16,050	861,725
Valeant Pharmaceuticals*	28,218	362,037
Varian, Inc.*	9,413	545,201
VCA Antech, Inc.*	26,269	718,457
Vertex Pharmaceutical*	41,236	985,128
		34,898,504
INDUSTRIAL (18.6%)
Affymetrix, Inc.*	21,501	374,332
AGCO Corp.*	28,411	1,701,251
AirTran Holdings, Inc.*	28,499	188,093
Alaska Air Group, Inc.*	11,800	231,516
Alexander & Baldwin, Inc.	12,810	551,855
Alexandria Real Estate Eq, Inc	9,930	920,710
Alliant TechSystems Inc.*	10,171	1,053,004

5

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
INDUSTRIAL (Cont’d)
Ametek, Inc.	33,228	1,459,042
Avis Budget Group*	32,109	340,998
Career Education Corp.*	28,049	356,783
Carlisle Companies, Inc.	18,640	623,322
CF Industries Holdings	15,004	1,554,714
ChoicePoint, Inc.*	21,045	1,001,742
Con-Way Inc	14,064	695,887
Copart, Inc.*	21,609	837,565
Corinthian Colleges, Inc.*	26,389	190,792
Corn Products Int’l Inc.	22,908	850,803
Corporate Executive Board Co.	10,778	436,293
Correction Corp. of America*	38,751	1,066,428
Crane Co.	15,927	642,654
Deluxe Corp.	15,939	306,188
DeVry, Inc.	18,590	777,806
Digital River, Inc.*	12,585	389,757
Dollar Trees Inc*	28,515	786,729
Donaldson Company, Inc.	21,846	879,957
Duke Realty Investment, Inc.	45,372	1,034,935
Dun & Bradstreet	17,563	1,429,277
Dycom Industries, Inc.*	12,623	151,602
Encore Aquisition Company*	16,561	667,077
Fastenal Co.	38,847	1,784,243
Federal Signal Corp.	14,824	206,943
Flowserve Corp	17,777	1,855,563
Graco, Inc.	18,955	687,308
Granite Construction	10,147	331,908
Guess ?, Inc.	16,957	686,250
Harsco Corp.	26,203	1,451,122
HNI Corporation	13,795	370,948
Hubbell, Inc. Cl B	17,653	771,260
Hunt (JB) Transport Svcs., Inc	26,687	838,772
Idex Corp.	25,302	776,518
ITT Educational Services, Inc.*	9,097	417,825
JetBlue Airways Corp*	56,327	326,697
Jones Lang Lasalle	9,855	762,186
Joy Global, Inc.	33,474	2,181,166
Kansas City Southern Inds.*	23,917	959,311
Kelly Services, Inc.	6,922	142,316
Kennametal, Inc.	23,915	703,818
Korn/Ferry International*	14,386	243,123
Lincoln Electric Holdings	13,334	859,910
Manpower, Inc.	24,714	1,390,410
Metavante Technologies-W/I*	27,710	553,923
Miller (Herman), Inc.	17,556	431,351
Mine Safety Appliances Co.	9,071	373,634
MSC Ind. Direct Co. Cl A	14,748	623,103
Navigant Consulting Co.*	14,173	269,004
NBTY Inc*	17,410	521,430
Net Flix.com*	13,853	480,006

6

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
INDUSTRIAL (Cont’d)
Nordson Corp.	10,436	561,979
Oshkosh Truck Corp.	23,015	834,984
Pentair, Inc.	30,791	982,233
Quanta Services, Inc.*	53,052	1,229,215
Reliance Steel & Aluminum Co.	19,558	1,170,742
Republic Services, Inc.	48,950	1,431,298
Rollins, Inc.	13,144	232,517
Roper Industries, Inc.	27,696	1,646,250
Scientific Games Corp*	20,279	428,090
Sotheby’s (Delaware)	20,923	604,884
SPX, Inc.	16,536	1,734,626
Stericycle, Inc.*	27,131	1,397,247
Teleflex, Inc.	12,133	578,865
Terra Industries, Inc.*	28,149	1,000,134
The Brink’s Company	14,903	1,001,184
Thomas & Betts Corp.*	15,860	576,828
Timken Co.	29,712	883,041
Trinity Industries	25,243	672,726
United Rentals*	23,559	443,852
URS CORP*	25,883	846,115
Wellcare Health Plans Inc.*	12,934	503,779
Werner Enterprises, Inc.	13,800	256,128
Yellow Roadway Corp.*	17,614	231,096
		61,748,973
TECHNOLOGY (13.2%)
3Com Corp.*	124,734	285,641
Aci Worldwide Inc*	11,150	222,108
Activision, Inc.*	91,149	2,489,279
Acxiom Corp.	21,026	249,579
ADC Telecommunications, Inc.*	36,498	440,896
Adtran, Inc.	17,539	324,472
Advent Software, Inc.*	5,533	235,816
Alliance Data Systems*	24,541	1,165,943
Amphenol Corp Cl A	54,912	2,045,472
Arrow Electronics*	38,135	1,283,243
Atmel Corp.*	137,669	479,088
Avnet, Inc.*	46,630	1,526,200
Avocent Corp.*	14,171	239,490
BE Aerospace, Inc.*	28,864	1,008,797
Cadence Design Systems, Inc.*	86,278	921,449
Cerner Corp.*	20,704	771,845
CommScope, Inc.*	20,860	726,554
Cree , Inc.*	27,124	758,387
CSG Systems Intl., Inc.*	10,830	123,137
Cypress Semiconductor Corp.*	47,358	1,118,122
Diebold, Inc.	20,404	766,170
DRS Technologies Inc	12,827	747,558
DST Systems, Inc.*	15,660	1,029,488
F5 Networks, Inc.*	26,343	478,652
Fair Isaac Corporation	15,167	326,394

7

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
TECHNOLOGY (Cont’d)
Fairchild Semiconductor Intl.*	38,624	460,398
Foundry Networks*	46,526	538,771
Gartner, Inc.*	20,168	390,049
Getty Images, Inc.*	14,793	473,376
Harris Corp.	42,332	2,054,372
Henry (Jack) & Associates	23,820	587,639
Imation Corp.	9,722	221,078
Ingram Micro, Inc.*	46,053	729,019
Integrated Device Tech., Inc.*	58,964	526,549
International Rectifier*	22,489	483,514
Intersil Corp. Cl A	39,297	1,008,754
Kemet Corp.*	26,047	105,230
Lam Research Corp.*	38,610	1,475,674
Macrovision Corp.*	16,769	226,382
McAfee, Inc.*	50,333	1,665,519
Medics Pharmaceutical Corp.	17,478	344,142
Mentor Graphics Corp.*	27,830	245,739
MPS Group, Inc.*	29,592	349,777
National Instruments Corp.	17,812	465,606
NCR Corp.*	54,179	1,236,907
Neustar, Inc. Cl A*	23,998	635,467
Palm, Inc.	33,147	165,735
Parametric Technology Corp.*	35,970	574,801
Plantronics, Inc.	15,150	292,547
Polycom, Inc.*	27,327	615,951
RF Micro Devices*	90,416	240,507
Semtech Corp.*	19,918	285,425
Silicon Laboratories, Inc.*	16,346	515,553
SRA International, Inc. Cl A*	13,319	323,785
Sybase, Inc.*	27,657	727,379
Synopsys, Inc.*	44,002	999,285
Tech Data Corp.*	16,828	551,958
Triquint Semiconductor, Inc.*	44,346	224,391
ValueClick , Inc.*	30,357	523,658
Vishay Intertechnology, Inc.*	57,789	523,568
Wabtech	15,100	568,666
Western Digital Corp.*	68,847	1,861,623
Wind River Systems*	23,822	184,382
Zebra Technologies Cl A*	20,590	686,059
		43,853,015
TELECOMMUNICATIONS (0.5%)
Cincinnati Bell, Inc.*	77,027	328,135
Telephone & Data Systems, Inc.	33,004	1,296,067
		1,624,202
UTILITIES (8.6%)
AGL Resources, Inc.	23,705	813,556
Alliant Energy Corp.	35,237	1,233,647
Aqua America, Inc.	41,378	777,079
Aquila, Inc.*	116,589	374,251

8

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
UTILITIES (Cont’d)
Black Hills Corp.	11,729	419,664
DPL, Inc.	35,230	903,297
Energen Corp.	22,230	1,384,929
Energy East Corporation	49,093	1,184,123
Equitable Resources, Inc.	37,882	2,231,250
Great Plains Energy Inc.	26,757	659,560
Hawaiian Electric Inds.	25,919	618,687
IdaCorp, Inc.	13,977	448,801
MDU Resources Group	56,586	1,389,186
National Fuel Gas Co.	25,903	1,222,881
Northeast Utilities	48,117	1,180,791
NSTAR	33,124	1,007,963
OGE Energy Corp.	28,473	887,503
Oneok, Inc.	32,272	1,440,299
PNM Resources, Inc.	23,826	297,110
Puget Energy, Inc.	40,216	1,040,388
SCANA Corp.	36,181	1,323,501
Sierra Pacific Resources	72,534	916,104
Southwestern Energy Co.*	106,044	3,572,622
Vectren Corporation	23,680	635,334
Westar Energy, Inc.	30,315	690,273
WGL Holdings, Inc.	15,340	491,800
Wisconsin Energy Corp.	36,264	1,595,253
		28,739,852

TOTAL COMMON STOCK (Cost: $297,027,827) 95.3%		316,598,358

* Non-Income Producing Security

	Rate(%)	Maturity	Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U. S. GOVERNMENT (0.3%)
U.S. Treasury Bill (a)	2.16	05/15/08	1,000,000	997,347
				997,347
U.S. GOVERNMENT / AGENCY (2.2%)
Federal Home Loan Bank	1.50	04/01/08	7,437,000	7,437,000
				7,437,000
COMMERCIAL PAPER (2.1%)
McCormick & Co.	2.55	04/01/08	1,576,000	1,576,000
Nestle Capital Corp.	2.25	04/01/08	5,470,000	5,470,000
				7,046,000
TOTAL SHORT TERM DEBT SECURITIES (Cost: $15,480,347) 4.6%				15,480,347

TOTAL INVESTMENTS (Cost: $312,508,174) 99.9%				332,078,705

OTHER NET ASSETS 0.1%				295,077

NET ASSETS 100.0%				$332,373,782

9

For Federal income tax purposes, the components of unrealized appreciation (depreciation) of invesments and the cost of investments at March 31, 2008 for the Mid Cap Index Fund were as follows:

Unrealized Appreciation	$65,714,187
Unrealized Depreciation	(49,225,458)
Net	$16,488,729
Cost of Investments	$315,589,976

FUTURES CONTRACTS OUTSTANDING AS OF MARCH  31, 2008:

	Expiration	Underlying Face	Unrealized
	Date	Amount at Value	Gain(Loss)

Purchased
41 S&P 500 Stock Index Futures Contracts	June 2008	$16,020,750	$79,950

Face value of futures purchased and outstanding as percentage of total investments in securities: 4.8%

(a)  This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

10

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2008

	Shares	Value($)
COMMON STOCKS:
BASIC MATERIALS (2.1%)
Ball Corp.	11,758	540,163
Dow Chemical Co.	24,088	887,643
Freeport-McMoran Copper	10,720	1,031,478
Monsanto Co.	16,121	1,797,492
		4,256,776
CONSUMER, CYCLICAL (4.5%)
Best Buy Co., Inc.	5,610	232,591
Comcast Corp. Cl A	54,043	1,045,192
Covidien Limited*	18,221	806,279
Home Depot, Inc.	10,681	298,748
International Game Technology	20,810	836,770
Johnson Controls, Inc.	31,445	1,062,841
McDonald’s Corp.	16,143	900,295
Omnicom Group, Inc.	15,220	672,420
Penney (J.C.) Co., Inc.	10,911	411,454
Staples, Inc.	38,312	847,078
Target Corp.	8,702	441,017
Time Warner, Inc.	43,106	604,346
Tyco International	6,989	307,865
V F Corp.	7,659	593,649
		9,060,545
CONSUMER, NON-CYCLICAL (6.4%)
Archer-Daniels-Midland Co.	20,341	837,236
Coca-Cola Co.	30,511	1,857,205
Colgate-Palmolive Co.	15,248	1,187,972
ConAgra Foods, Inc.	24,660	590,607
CVS Corp.	30,751	1,245,723
General Mills, Inc.	10,154	608,022
PepsiCo, Inc.	16,670	1,203,574
Proctor & Gamble Co.	49,492	3,467,904
Wal-Mart Stores, Inc.	35,712	1,881,308
		12,879,551
ENERGY (6.9%)
ChevronTexaco Corp.	20,379	1,739,551
ConocoPhillips	14,580	1,111,142
Devon Energy Corp.	4,737	494,211
Exxon Mobil Corp.	57,578	4,869,947
Halliburton Co.	30,929	1,216,438
Occidental Petroleum	15,208	1,112,769
Schlumberger, Ltd.	16,701	1,452,987
Transocean Inc.*	5,417	732,378
Valero Energy Corp.	23,307	1,144,607
		13,874,030
FINANCIAL (9.8%)
American Int’l. Group, Inc.	39,586	1,712,095

1

	Shares	Value($)
COMMON STOCKS:
FINANCIAL Cont’d.
Bank of America Corp.	60,210	2,282,561
Bank of New York Mellon Corp	26,499	1,105,803
Capital One Financial Corp.	17,160	844,615
Citigroup, Inc.	73,567	1,575,805
CME Group Inc.	1,775	832,653
Goldman Sachs Group, Inc.	8,961	1,482,060
Hartford Fin, Svc .Gp., Inc.	14,977	1,134,807
J.P. Morgan Chase & Co.	50,864	2,184,609
MetLife, Inc.	23,520	1,417,315
Morgan Stanley	29,647	1,354,868
Prologis Trust	12,917	760,295
T. Rowe Price Group, Inc.	16,142	807,100
Wells Fargo & Company	79,714	2,319,677
		19,814,263
HEALTHCARE (6.0%)
Abbott Laboratories	38,411	2,118,367
Aetna, Inc.	9,060	381,335
Amerisource Bergen Corp.	14,025	574,745
Celgene Corp.*	9,837	602,910
Gilead Sciences, Inc.*	29,862	1,538,789
Hospira, Inc.*	13,407	573,417
Johnson & Johnson	43,116	2,796,935
Laboratory Corp. of America*	7,706	567,778
McKesson Corp.	11,377	595,813
Medtronic, Inc.	18,977	917,917
Merck & Co., Inc.	29,067	1,103,093
Schering-Plough Corp.	30,020	432,588
		12,203,687
INDUSTRIAL (7.4%)
3M Company	13,098	1,036,707
Burlington North Santa Fe	6,335	584,214
General Electric Co.	120,915	4,475,064
Google, Inc.*	2,263	996,784
Illinois Tool Works, Inc.	12,297	593,084
ITT Industries, Inc.	19,101	989,623
Lockheed Martin Corp.	13,893	1,379,575
Northrop Grumman Corp.	15,110	1,175,709
Southwest Airlines Co.	46,877	581,275
Starwood Hotels & Resort World	12,245	633,679
Union Pacific Corp.	4,394	550,920
United Parcel Service Cl B	14,034	1,024,763
United Technologies Corp.	15,368	1,057,626
		15,079,023
TECHNOLOGY (8.5%)
Apple Computer, Inc.*	9,656	1,385,636
Applied Materials, Inc.	37,156	724,914
Automatic Data Processing	13,762	583,371
Broadcom Corp. Cl A*	22,682	437,082
Cisco Systems, Inc.*	61,963	1,492,689
Corning, Inc.	35,309	848,828

2

	Shares	Value($)
COMMON STOCKS:
TECHNOLOGY Cont’d.
EMC Corp.*	25,693	368,438
Hewlett-Packard Co.	32,884	1,501,483
IBM Corp.	15,092	1,737,693
Intel Corp.	76,570	1,621,753
MEMC Elect. Materials, Inc*	5,900	418,310
Microsoft Corp.	78,326	2,222,892
Oracle Corp.*	104,513	2,044,274
Qualcomm, Inc.	24,166	990,806
Symantec Corp.*	49,424	821,427
		17,199,596
TELECOMMUNICATIONS (2.3%)
American Tower Corp.*	11,736	460,169
AT&T	62,373	2,388,886
Qwest Communications Intl.	39,847	180,507
Sprint Nextel Corp.	27,957	187,032
Verizon Communications	40,101	1,461,681
		4,678,275
UTILITIES (2.0%)
Dominion Resources, Inc.	19,968	815,493
Edison International	5,601	274,561
Entergy Corp.	3,115	339,784
Exelon Corp.	8,285	673,318
FirstEnergy Corp.	8,522	584,780
FPL Group, Inc.	6,385	400,595
Public Svc. Enterprise Group	7,690	309,061
Sempra Energy	10,391	553,632
		3,951,224

TOTAL COMMON STOCK (Cost: $106,183,129) 55.9%		112,996,970

* Non-Income Producing Security

	Rating	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
U. S. GOVERNMENT (2.5%)
U.S. Treasury Strip	AAA	0.00	08/15/21	5,000,000	2,775,685
U.S. Treasury Strip	AAA	0.00	11/15/25	5,000,000	2,228,005
					5,003,690
U.S. GOVERNMENT AGENCIES (17.1%)
MORTGAGE-BACKED OBLIGATION (16.8%)

FGCI	AAA	5.50	10/01/18	272,454	279,331
FGCI	AAA	5.50	03/01/21	220,476	225,711
FHARM	AAA	5.27	02/01/36	457,634	460,827
FHARM	AAA	5.26	04/01/37	747,372	761,517
FHARM	AAA	5.45	05/01/37	674,887	683,228
FHLMC	AAA	5.43	04/01/37	690,491	702,359
FHLMC	AAA	6.00	07/15/29	409,852	425,094

3

	Rating	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
MORTGAGE-BACKED OBLIGATION Cont’d.
FHLMC	AAA	5.79	03/01/37	383,918	388,229
FNMA	AAA	6.00	06/01/37	490,729	498,239
FNMA	AAA	6.00	04/01/37	369,671	375,328
FNMA	AAA	5.50	05/01/34	1,391,499	1,408,222
FNMA	AAA	5.00	11/01/33	1,345,163	1,335,107
FNMA	AAA	5.00	04/01/18	928,744	941,907
FNMA	AAA	5.00	06/01/33	934,583	927,597
FNMA	AAA	5.50	10/01/33	832,634	843,252
FNMA	AAA	6.00	01/01/25	802,753	827,224
FNMA	AAA	5.50	03/01/24	679,887	691,956
FNMA	AAA	6.50	09/01/37	654,070	677,973
FNMA	AAA	5.50	07/01/33	657,251	665,632
FNMA	AAA	6.00	08/01/37	639,898	656,093
FNMA	AAA	5.50	07/01/34	599,375	606,579
FNMA	AAA	5.00	04/01/35	583,668	578,538
FNMA	AAA	6.00	12/01/36	525,118	538,539
FNMA	AAA	5.50	09/01/33	530,318	537,081
FNMA	AAA	4.50	06/01/34	520,862	503,100
FNMA	AAA	5.50	06/01/37	479,303	484,291
FNMA	AAA	5.00	09/01/18	475,431	482,169
FNMA	AAA	4.50	05/01/18	475,066	474,813
FNMA	AAA	4.50	05/01/19	465,727	464,936
FNMA	AAA	5.50	09/01/34	453,649	459,101
FNMA	AAA	6.50	09/01/36	440,384	452,386
FNMA	AAA	5.50	04/01/35	446,595	451,732
FNMA	AAA	6.00	01/01/37	427,206	438,125
FNMA	AAA	6.00	04/01/33	416,007	428,769
FNMA	AAA	5.50	11/01/26	415,166	422,194
FNMA	AAA	6.00	05/01/37	415,732	422,094
FNMA	AAA	4.50	12/01/18	417,390	417,168
FNMA	AAA	5.00	09/01/35	409,350	405,752
FNMA	AAA	5.00	10/01/25	386,408	387,150
FNMA	AAA	5.50	02/01/35	378,420	382,968
FNMA	AAA	5.50	08/01/37	376,251	380,167
FNMA	AAA	4.50	06/01/19	344,733	344,147
FNMA	AAA	6.00	11/01/34	332,042	341,320
FNMA	AAA	5.50	09/01/25	331,195	336,895
FNMA	AAA	5.50	02/01/35	309,867	313,431
FNMA	AAA	5.50	10/01/34	300,936	304,553
FNMA	AAA	6.00	04/01/23	290,545	299,880
FNMA	AAA	6.00	12/01/37	284,189	291,382
FNMA	AAA	5.00	04/01/34	285,969	283,664
FNMA	AAA	5.00	03/01/34	281,979	279,871
FNMA	AAA	4.00	05/01/19	282,458	276,555
FNMA	AAA	6.00	06/01/34	252,149	259,194
FNMA	AAA	6.00	10/01/34	248,727	255,677
FNMA	AAA	6.00	02/25/47	241,989	245,468

4

	Rating	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
MORTGAGE-BACKED OBLIGATIONS Cont’d.
FNMA	AAA	6.50	07/01/34	206,494	214,555
FNMA	AAA	6.00	05/01/33	207,983	214,139
FNMA	AAA	5.50	03/01/34	209,536	212,208
FNMA	AAA	5.50	12/01/36	207,723	209,945
FNMA	AAA	4.50	02/01/19	204,881	204,532
FNMA	AAA	6.00	05/01/23	172,187	177,719
FNMA	AAA	6.50	05/01/32	167,216	174,317
FNMA	AAA	5.50	08/01/35	172,145	174,125
FNMA	AAA	6.50	05/01/32	159,027	165,780
FNMA	AAA	6.00	05/01/32	142,702	147,080
FNMA	AAA	6.00	09/01/34	141,991	145,958
FNMA	AAA	6.00	04/01/32	139,932	144,224
FNMA	AAA	6.50	04/01/32	137,373	143,207
FNMA	AAA	6.00	04/01/32	88,156	90,861
FNMA	AAA	5.50	04/01/17	74,593	76,563
FNMA	AAA	6.50	06/01/17	64,995	68,135
FNMA	AAA	6.50	03/01/17	64,795	67,924
FNMA	AAA	6.50	07/01/32	57,189	59,617
FNMA	AAA	7.00	11/01/31	50,834	54,077
FNMA	AAA	7.00	09/01/31	50,516	53,738
FNMA	AAA	5.50	05/01/17	51,837	53,207
FNMA	AAA	5.50	06/01/17	40,797	41,874
FNMA	AAA	7.50	06/01/32	38,545	41,487
FNMA	AAA	5.50	05/01/17	39,619	40,666
FNMA	AAA	7.00	04/01/32	36,422	38,705
FNMA	AAA	6.50	05/01/17	35,147	36,845
FNMA	AAA	7.50	04/01/32	33,727	36,301
FNMA	AAA	6.50	09/01/16	30,196	31,690
FNMA	AAA	7.50	06/01/31	28,733	31,016
FNMA	AAA	8.00	03/01/31	27,037	29,303
FNMA	AAA	6.00	03/01/17	28,159	29,063
FNMA	AAA	7.50	02/01/32	25,818	27,844
FNMA	AAA	6.00	03/01/32	26,654	27,501
FNMA	AAA	8.00	04/01/32	20,013	21,683
FNMA	AAA	7.00	06/01/32	10,373	11,023
FNMA	AAA	8.00	04/01/32	8,907	9,651
GNMA (1)	AAA	6.27	10/16/27	3,000,000	3,179,946
GNMA (1)	AAA	6.50	05/15/32	25,141	26,240
GNMA (1)	AAA	6.50	10/15/31	22,584	23,603
GNMA (1)	AAA	6.50	12/15/31	19,692	20,581
GNMA (1)	AAA	6.50	04/15/31	17,922	18,730
GNMA (1)	AAA	7.00	09/15/31	16,465	17,587
GNMA (1)	AAA	7.00	05/15/31	14,939	15,956
GNMA (1)	AAA	7.00	05/15/32	12,085	12,907
GNMA (1)	AAA	7.00	09/15/31	2,597	2,774
					33,949,402

5

	Rating	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
NON-MORTGAGE-BACKED OBLIGATION (0.03%)
Freddie Mac	AAA	6.00	03/15/32	500,000	516,828
Health Care REIT Inc	BBB-	8.00	09/12/12	159,000	164,206
					681,034
BASIC MATERIALS (1.8%)
International Paper Co.	BBB	4.25	01/15/09	500,000	499,822
Lubrizol Corp.	BBB-	5.50	10/01/14	500,000	488,795
Lyondell Chemical Co.	BB	10.25	11/01/10	500,000	507,500
Monsanto Co.	A	4.00	05/15/08	500,000	500,552
PolyOne Corp.	B+	7.50	12/15/15	1,000,000	880,000
Temple-Inland, Inc.	BBB-	7.88	05/01/12	228,000	237,959
Worthington Industries, Inc.	BBB	6.70	12/01/09	500,000	522,350
					3,636,978
CONSUMER, CYCLICAL (4.1%)
Arizona Public Service Co	BBB-	6.50	03/01/12	250,000	260,296
Belo Corporation	BB+	8.00	11/01/08	500,000	508,816
Black & Decker Corp.	BBB	4.75	11/01/14	750,000	696,122
Comcast Cable Comm	BBB+	6.20	11/15/08	500,000	505,978
Cox Comm, Inc. Cl A	BBB-	3.88	10/01/08	500,000	499,358
Daimlerchrysler	BBB+	4.05	06/04/08	250,000	250,092
Ethan Allen Interiors	BBB+	5.38	10/01/15	500,000	483,956
Fortune Brands, Inc.	BBB	4.88	12/01/13	500,000	478,526
Fruit of the Loom	NR	7.38	11/15/23	138,068	14
Home Depot, Inc.	BBB+	5.40	03/01/16	500,000	469,973
Johnson Controls, Inc.	A-	4.88	09/15/13	500,000	501,607
Kellwood, Co.	BB-	7.88	07/15/09	750,000	738,750
Marriott International, Inc.	BBB	5.63	02/15/13	500,000	482,665
May Dept Stores Co.	BBB	4.80	07/15/09	500,000	494,102
Newell Rubbermaid	BBB+	4.63	12/15/09	500,000	501,895
Pulte Homes, Inc.	BB+	4.88	07/15/09	250,000	236,250
RadioShack Corp.	BB	7.38	05/15/11	500,000	517,500
Scholastic Corp.	BB	5.00	04/15/13	500,000	426,219
Whirlpool Corp.	BBB	6.50	06/15/16	250,000	259,120
					8,311,239
CONSUMER, NON-CYCLICAL (1.0%)
CVS Corp.	BBB+	6.13	08/15/16	250,000	260,686
Kellogg Co.	BBB+	2.88	06/01/08	500,000	499,456
Kroger Co.	BBB-	4.95	01/15/15	500,000	478,014
PepsiAmericas, Inc.	A	6.38	05/01/09	250,000	260,170
Sara Lee Corp.	BBB+	6.25	09/15/11	500,000	529,710
					2,028,036
ENERGY (1.7%)
Anadarko Petroleum	BBB-	3.25	05/01/08	500,000	499,882
Diamond Offshore Drilling	A-	4.88	07/01/15	500,000	494,712
Noble Corporation	A-	7.50	03/15/19	800,000	963,287
Premco Refining Group	BBB	7.50	06/15/15	500,000	523,569
Sunoco, Inc.	BBB	4.88	10/15/14	500,000	498,201
Weatherford Enterra, Inc.	BBB+	5.50	02/15/16	500,000	493,036
					3,472,687

6

	Rating	Rate(%)	Maturity	Face Amount($ )	Value($ )
LONG-TERM DEBT SECURITIES:
FINANCIAL (7.9%)
American Express Credit Corp.	A+	3.00	05/16/08	250,000	249,907
American Honda Fin.	A+	3.85	11/06/08	500,000	500,894
Berkley (WR) Corp.	BBB+	8.70	01/01/22	1,500,000	1,793,567
Berkshire Hathaway Fin	AAA	4.20	12/15/10	500,000	515,141
Brandywine Realty Tr.	BBB-	4.50	11/01/09	500,000	467,053
Capital One Bank	A-	5.75	09/15/10	250,000	242,873
Colonial Properties Tr.	BBB-	4.80	04/01/11	250,000	236,654
Developers Divers Rlty.	BBB	5.00	05/03/10	250,000	245,527
Fairfax Fin. Hldgs.	BB	8.25	10/01/15	500,000	495,000
First Industrial LP	BBB	6.88	04/15/12	250,000	251,822
First Tennessee Natl. Bank	BBB+	4.50	05/15/13	1,500,000	1,384,065
Ford Motor Credit Co.	B	7.38	10/28/09	1,000,000	911,133
Fosters Fin. Corp.	BBB	6.88	06/15/11	500,000	548,509
Fst Hor MtgTr	AAA	5.00	06/25/33	684,877	682,776
GATX Financial Corp.	BBB+	5.13	04/15/10	250,000	252,705
GE Capital Corp.	AAA	5.45	01/15/13	1,500,000	1,571,082
GMAC	BB+	0.00	12/01/12	2,500,000	1,149,625
Goldman Sachs Group, Inc.	AA-	3.88	01/15/09	500,000	500,917
Health Care Ppty Invs., Inc.	BBB	5.65	12/15/13	250,000	223,017
Health Care Property	BBB	4.88	09/15/10	250,000	246,821
HJ Heinz Finance	BBB	6.00	03/15/12	500,000	523,910
Lincoln National Corp.	A+	5.65	08/27/12	500,000	509,804
Markel Corp.	BBB-	6.80	02/15/13	250,000	261,328
Markel Corp.	BBB-	7.00	05/15/08	250,000	251,093
Prologis Trust	BBB+	5.50	04/01/12	250,000	250,616
Regency Centers LP	BBB+	4.95	04/15/14	250,000	231,326
Roslyn Bancorp, Inc.	BBB-	7.50	12/01/08	250,000	256,347
Shurgard Storage Centers	A-	7.75	02/22/11	250,000	274,795
SLM Corp.	BBB+	4.00	01/15/09	500,000	450,213
Vornado Realty Lp.	BBB	5.60	02/15/11	250,000	245,321
Wells Fargo & Company	AA+	3.50	04/04/08	250,000	249,998
					15,973,839
HEALTHCARE (0.9%)
Allergan, Inc.	A	5.75	04/01/16	250,000	257,582
Laboratory Corp. of America	BBB	5.63	12/15/15	500,000	494,503
WellPoint, Inc.	A-	4.25	12/15/09	500,000	499,182
Wyeth	A+	5.50	03/15/13	500,000	529,454
					1,780,721
INDUSTRIAL (2.6%)
Bunge, Ltd.	BBB-	5.35	04/15/14	500,000	506,673
CSX Corp.	BBB-	5.30	02/15/14	250,000	247,009
Donnelley R.R. & Sons	BBB+	4.95	04/01/14	500,000	459,686
Duke Realty Investment, Inc.	BBB+	4.63	05/15/13	250,000	220,545
Lafarge Corp.	BBB	6.50	07/15/08	250,000	251,808
Masco Corp.	BBB+	5.88	07/15/12	500,000	504,013
Seariver Maritime	AAA	0.00	09/01/12	3,000,000	2,548,947
Steelcase	BBB-	6.50	08/15/11	500,000	535,661
					5,274,342
TECHNOLOGY (0.5%)
Arrow Electronics	BBB-	6.88	06/01/18	500,000	515,602

7

	Rating	Rate(%)	Maturity	Face Amount($)	Value ($)
LONG-TERM DEBT SECURITIES:
TECHNOLOGY Cont’d.
Cisco Systems, Inc.	A+	5.25	02/22/11	500,000	521,942
					1,037,544

TELECOMMUNICATIONS (0.2%)
Nextel Communications, Inc.	BBB	5.25	01/15/10	500,000	458,750
					458,750
UTILITIES (1.2%)
Duke Energy Corp.	A	4.50	04/01/10	500,000	512,209
Kinder Morgan	BB-	5.15	03/01/15	500,000	460,000
Pepco Holdings, Inc.	BBB-	4.00	05/15/10	500,000	502,241
Progress Energy, Inc.	A-	5.25	12/15/15	500,000	513,003
Virginia Elect.& Pwr.	A-	4.50	12/15/10	500,000	513,064
					2,500,517

TOTAL LONG TERM DEBT SECURITIES (Cost: $84,246,777) 41.5%					84,108,779

	Rate(%)	Maturity	Amount ($)	Value ($)
SHORT-TERM DEBT SECURITIES:

COMMERCIAL PAPER (1.6%)
Baker Hughes Inc	2.45	04/01/08	2,247,000	2,247,000
Eaton Corp.	2.60	04/07/08	1,000,000	999,567
				3,246,567

TOTAL SHORT TERM DEBT SECURITIES (Cost: $3,246,567) 1.6%				3,246,567

TEMPORARY CASH INVESTMENTS (Cost: $1,540,700) 0.8%				1,540,700

TOTAL INVESTMENTS (Cost: $195,217,173) 99.8%				201,893,016

OTHER NET ASSETS 0.2%				568,837

NET ASSETS 100.0%				$202,461,853

Abrreviations:   FHARM = Federal Home Adjustable Rate Mortgage

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

GNMA = Government National Mortgage Association

(1) U.S. Government guaranteed security.

The total value of investments not rated or below-investment grade was $12,224,018, or 6.1% of the Fund’s total investments as of March 31, 2008.

For Federal income tax purposes, the components of unrealized appreciation (depreciation) of invesments and the cost of investments at March 31, 2008 for the Composite Fund were as follows:

Unrealized Appreciation	$16,331,625
Unrealized Depreciation	(9,993,504)
Net	$6,338,121
Cost of Investments	$195,554,895

8

MUTUAL OF AMERICA INVESTMENT CORPORATION - INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2008

	Shares	Value($)
COMMON STOCKS:
Diversified Mutual Funds (94.8%)
VANGUARD EURO ETF - CL END FD	11,340	780,079
VANGUARD PACIFIC ETF	5,457	336,533
ISHARES - MSCI EAFE GROWTH INDEX FUND	6,625	478,947
ISHARES - MSCI EAFE VALUE INDEX FUND	7,210	472,543
ISHARES - MSCI EAFE INDEX FUND	7,750	557,225
VANGUARD EUR PACIFIC ETF	57,630	2,540,330

TOTAL INVESTMENTS (Cost: $5,473,949) 94.8%		5,165,657

OTHER NET ASSETS 5.2%		285,486

NET ASSETS 100.0%		$5,451,143

For Federal income tax purposes, the components of unrealized appreciation (depreciation) of invesments and the cost of investments at March 31, 2008 for the International Fund were as follows:

Unrealized Appreciation	$—
Unrealized Depreciation	(308,292)
Net	$(308,292)
Cost of Investments	$5,473,949

1

MUTUAL OF AMERICA INVESTMENT CORPORATION - MONEY MARKET

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2008

		Rate(%)	Maturity	Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:

U.S. GOVERNMENT / AGENCIES (22.4%)
FHLB	AAA	0.00	04/23/08	22,995,000	22,969,706
FHLB		2.77	04/25/08	16,566,000	16,535,283
FHLB		2.50	04/04/08	5,701,000	5,699,810
FNMA		2.80	04/23/08	3,050,000	3,044,766
FNMA		2.76	05/07/08	884,000	881,556
FNMA		2.75	04/16/08	500,000	499,426
FNMA		2.55	05/07/08	178,000	177,545
Freddie Mac		2.71	05/27/08	11,000,000	10,953,503
Freddie Mac		2.73	05/19/08	2,900,000	2,889,415
Freddie Mac		2.78	04/04/08	1,972,000	1,971,541
					66,622,551
COMMERCIAL PAPER (77.6%)
AT&T INC		2.57	04/18/08	10,500,000	10,487,237
AT&T INC		2.38	04/02/08	670,000	669,956
American Express Cr.		2.51	07/22/08	2,015,000	1,999,256
American Express Cr.		3.05	04/28/08	2,000,000	1,995,400
American Express Cr.		2.98	05/22/08	1,500,000	1,493,647
American Express Cr.		2.99	05/23/08	1,400,000	1,393,935
American Express Cr.		2.98	04/18/08	1,200,000	1,198,306
American Express Cr.		2.98	05/30/08	1,000,000	995,104
American Express Cr.		3.03	05/28/08	800,000	796,152
American Express Cr.		3.00	05/05/08	600,000	598,292
American Express Cr.		2.64	05/23/08	600,000	597,711
American Express Cr.		2.53	06/18/08	179,000	178,018
American Express Cr.		2.51	06/13/08	107,000	106,455
Archer Daniels Midland		2.92	06/05/08	5,200,000	5,172,504
Archer Daniels Midland		2.95	05/22/08	1,805,000	1,797,434
Archer Daniels Midland		3.08	05/06/08	1,600,000	1,595,183
Archer Daniels Midland		2.81	06/24/08	1,000,000	993,430
Archer Daniels Midland		2.80	07/21/08	1,000,000	991,348
Archer Daniels Midland		3.00	04/08/08	500,000	499,708
Baker Hughes Inc		2.25	05/02/08	11,000,000	10,978,682
Becton Dickinson & Co.		2.25	04/21/08	583,000	582,271
Chevron Funding		2.80	04/03/08	1,500,000	1,499,766
Coca-Cola Co.		2.65	04/09/08	11,000,000	10,993,510
ConocoPhillips		2.40	04/04/08	11,000,000	10,997,800
Danaher Corp		2.30	04/04/08	4,823,000	4,822,075
Danaher Corp		2.25	04/30/08	3,500,000	3,493,656
Danaher Corp		2.30	04/23/08	2,718,000	2,714,178
Eaton Corp.		2.73	05/16/08	7,500,000	7,474,367
Eaton Corp.		3.00	05/02/08	1,207,000	1,203,876

1

	Rate(%)	Maturity	Amount($)	Value($)
SHORT-TERM-DEBT SECURITIES:
Eaton Corp.	2.45	05/14/08	1,000,000	997,071
Eaton Corp.	2.30	06/12/08	800,000	796,317
Eaton Corp.	2.50	04/14/08	460,000	459,585
Genentech Inc	2.25	04/18/08	2,000,000	1,997,875
Genentech Inc	2.35	04/21/08	270,000	269,647
Genentech Inc	2.30	04/18/08	250,000	249,728
Grainger (W.W.) Inc.	2.45	04/21/08	5,010,000	5,003,174
Grainger (W.W.) Inc.	2.50	04/21/08	2,417,000	2,413,640
Hersheys Food Corp.	2.65	04/24/08	5,756,000	5,746,236
Hersheys Food Corp.	2.53	04/24/08	4,700,000	4,692,393
Lowe’s Companies Inc.	2.63	04/07/08	4,010,000	4,008,239
MCCORMICK & COMPANY INC	2.55	04/01/08	2,354,000	2,354,000
Madison Gas & Electric	2.35	04/25/08	771,000	769,792
Medtronic, Inc.	2.35	04/23/08	1,250,000	1,248,203
Medtronic, Inc.	2.75	04/29/08	1,000,000	997,857
National Rural Utilities	2.82	04/08/08	11,000,000	10,993,953
Nestle Capital Corp.	2.75	05/23/08	9,000,000	8,964,151
Nestle Capital Corp.	2.67	05/30/08	1,750,000	1,742,326
NetJets, Inc.	2.55	04/28/08	10,000,000	9,980,845
NetJets, Inc.	2.30	04/14/08	1,000,000	999,169
New Jersey Natural Gas	2.27	04/14/08	3,000,000	2,997,541
PRAXAIR INC	2.40	04/01/08	530,000	530,000
Pepsi Bottling Group Inc.	2.30	04/24/08	11,018,000	11,001,803
Pfizer, Inc.	2.58	06/05/08	6,000,000	5,973,466
Pfizer, Inc.	2.70	04/08/08	3,000,000	2,998,422
Rockwell Collins Inc.	2.45	04/18/08	894,000	892,965
Siemens Capital Co. Llc.	2.25	04/30/08	10,500,000	10,480,963
Stanley Works	2.40	05/09/08	7,249,000	7,230,618
Stanley Works	2.35	05/09/08	2,257,000	2,251,395
Stanley Works	2.95	04/10/08	1,170,000	1,169,135
Toyota Motor Credit Corp.	2.10	05/27/08	3,419,000	3,407,821
Toyota Motor Credit Corp.	2.25	06/16/08	2,800,000	2,787,293
Toyota Motor Credit Corp.	2.81	05/30/08	1,000,000	995,384
Wal-Mart Stores	2.70	04/14/08	10,000,000	9,990,230
Washington Gas Light Co.	2.55	04/01/08	11,000,000	11,000,000
				226,710,494

TOTAL SHORT TERM DEBT SECURITIES (Cost: $19,663,372,639) 6,726.3%				292,333,045

TOTAL INVESTMENTS (Cost: $292,317,377) (100.0%)				292,330,973

OTHER NET ASSETS (0.0%)				3,853

NET ASSETS (100.00%)				292,336,896

Abrreviations:	FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GNMA = Government National Mortgage Association

For Federal income tax purposes, the components of unrealized appreciation (depreciation) of invesments and the cost of investments at March 31, 2008 for the Money Market Fund were as follows:

Unrealized Appreciation	$15,668
Unrealized Depreciation	—
Net	$15,668
Cost of Investments	$292,317,377

2

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-TERM BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2008

	Rating	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
U. S. GOVERNMENT (28.8%)
U.S. Treasury Note	AAA	4.75	05/15/14	9,500,000	10,664,491
U.S. Treasury Note	AAA	2.88	01/31/13	9,500,000	9,683,322
U.S. Treasury Note	AAA	3.63	12/31/12	2,500,000	2,634,180
U.S. Treasury Strip	AAA	0.00	05/15/13	8,500,000	7,442,753
U.S. Treasury Strip	AAA	0.00	02/15/13	7,500,000	6,625,763
U.S. Treasury Strip	AAA	0.00	11/15/12	5,000,000	4,469,775
U.S. Treasury Strip	AAA	0.00	11/15/08	4,000,000	3,960,288
					45,480,572
U.S. GOVERNMENT AGENCIES (31.3%)
MORTGAGE-BACKED OBLIGATIONS (2.5%)
FHLMC	AAA	5.00	06/15/17	3,000,000	3,113,790
FHLMC	AAA	4.00	11/15/26	185,248	185,006
FHLMC	AAA	6.50	04/01/14	112,434	118,212
FHLMC	AAA	7.00	02/01/14	50,267	53,383
FHLMC	AAA	7.50	03/15/21	21,147	23,179
FHLMC	AAA	6.00	02/01/19	18,889	19,584
FHLMC	AAA	6.00	11/01/10	14,605	14,835
FHLMC	AAA	5.50	04/01/09	11,560	11,639
FHLMC	AAA	5.50	06/01/09	10,741	10,851
FHLMC	AAA	8.00	09/01/18	8,311	8,416
FHLMC	AAA	6.00	07/01/16	7,550	7,778
FHLMC	AAA	6.50	11/01/09	3,395	3,471
FHLMC	AAA	6.00	10/01/08	1,654	1,666
FHLMC	AAA	7.75	05/01/08	713	721
FHLMC	AAA	8.00	05/01/14	178	180
FHLMC	AAA	8.50	09/01/17	4,762	5,185
FNMA	AAA	4.50	10/25/17	210,870	210,994
FNMA	AAA	6.50	12/25/23	77,501	78,459
FNMA	AAA	6.00	09/01/12	31,749	32,726
FNMA	AAA	6.50	08/01/13	27,966	28,971
FNMA	AAA	4.00	11/25/26	28,784	28,769
FNMA	AAA	6.00	07/01/09	7,636	7,696
FNMA	AAA	8.50	12/01/09	6,484	6,773
FNMA	AAA	5.50	11/01/08	6,453	6,480
FNMA	AAA	5.50	02/01/09	4,821	4,842
FNMA	AAA	6.00	01/01/11	3,501	3,529
FNMA	AAA	5.50	12/01/08	2,637	2,648
FNMA	AAA	6.00	09/01/08	2,502	2,521
FNMA	AAA	8.00	06/01/17	992	1,057
FNMA	AAA	8.75	09/01/16	703	714
FNMA	AAA	7.50	09/01/08	222	222
FNMA	AAA	7.50	01/01/09	50	50
FNMA	AAA	8.00	04/01/08	1	1
GNMA (1)	AAA	6.00	11/15/08	8,292	8,367
GNMA (1)	AAA	6.00	06/15/09	3,644	3,711
GNMA (1)	AAA	9.00	03/15/10	1,108	1,194
GNMA (1)	AAA	7.50	05/20/08	96	96
					4,007,716
NON-MORTGAGE-BACKED OBLIGATIONS (20.0%)
FFCB	AAA	5.10	08/05/13	5,000,000	5,410,365
FHLB	AAA	5.75	05/15/12	3,200,000	3,531,270
FHLB	AAA	3.00	04/15/09	3,500,000	3,526,152
FHLMC	AAA	5.00	07/15/14	5,500,000	5,934,462

1

	Rating	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
NON-MORTGAGE-OBLIGATIONS (Cont’d)
FHLMC	AAA	6.63	09/15/09	5,000,000	5,310,645
FHLMC	AAA	5.63	03/15/11	2,750,000	2,969,541
FNMA	AAA	4.25	05/15/09	2,000,000	2,044,094
FNMA	AAA	4.38	09/15/12	1,750,000	1,842,540
FNMA	AAA	3.25	02/15/09	500,000	504,137
Health Care REIT Inc	BBB-	8.00	09/12/12	500,000	516,372
					31,589,578
BASIC MATERIALS (2.1%)
Bemis Co.	A	4.88	04/01/12	500,000	507,332
International Paper Co.	BBB	4.25	01/15/09	250,000	249,911
International Paper Co.	BBB	3.80	04/01/08	200,000	200,000
Lubrizol Corp.	BBB-	5.50	10/01/14	500,000	488,795
Lubrizol Corp.	BBB-	5.88	12/01/08	200,000	202,949
Praxair, Inc.	A	2.75	06/15/08	210,000	209,646
Rohm & Haas Co.	BBB	5.60	03/15/13	750,000	773,139
Sonoco Products Co.	BBB+	6.50	11/15/13	250,000	280,359
Temple-Inland, Inc.	BBB-	7.88	05/01/12	143,000	149,246
Worthington Industries, Inc.	BBB	6.70	12/01/09	250,000	261,175
					3,322,552
CONSUMER, CYCLICAL (6.3%)
Arizona Public Service Co	BBB-	6.50	03/01/12	500,000	520,593
Belo Corporation	BB+	8.00	11/01/08	150,000	152,645
Black & Decker Corp.	BBB	4.75	11/01/14	500,000	464,081
Comcast Cable Comm	BBB+	6.20	11/15/08	200,000	202,391
Cox Comm, Inc. Cl A	BBB-	3.88	10/01/08	500,000	499,358
Daimlerchrysler	BBB+	4.05	06/04/08	400,000	400,148
Ethan Allen Interiors	BBB+	5.38	10/01/15	500,000	483,956
Fortune Brands, Inc.	BBB	4.88	12/01/13	500,000	478,526
Home Depot, Inc.	BBB+	5.40	03/01/16	250,000	234,986
Johnson Controls, Inc.	A-	4.88	09/15/13	250,000	250,803
Kohl’s Corp.	BBB+	7.38	10/15/11	500,000	528,952
Leggett & Platt	A	4.70	04/01/13	750,000	780,093
Marriott International, Inc.	BBB	5.63	02/15/13	750,000	723,998
May Dept Stores Co.	BBB	4.80	07/15/09	250,000	247,051
Newell Rubbermaid	BBB+	4.63	12/15/09	500,000	501,895
Nordstrom, Inc.	A-	5.63	01/15/09	175,000	176,863
Pulte Homes, Inc.	BB+	4.88	07/15/09	250,000	236,250
RadioShack Corp.	BB	7.38	05/15/11	400,000	414,000
Scholastic Corp.	BB	5.00	04/15/13	250,000	213,109
Stanley Works	A	4.90	11/01/12	525,000	524,554
Target Corp.	A+	5.38	06/15/09	1,000,000	1,027,670
Wendy’s International, Inc.	BB-	6.25	11/15/11	300,000	298,500
Whirlpool Corp.	BBB	6.50	06/15/16	500,000	518,241
					9,878,663
CONSUMER, NON-CYCLICAL (3.1%)
Anheuser-Busch Cos., Inc.	A	4.70	04/15/12	100,000	103,071
Clorox Co.	BBB+	5.00	03/01/13	500,000	501,707
Clorox Co.	BBB+	5.00	01/15/15	300,000	288,455
Clorox Co.	BBB+	4.20	01/15/10	250,000	250,871
Coca Cola Bottle Consolidated	BBB	6.38	05/01/09	200,000	205,616
CVS Corp.	BBB+	6.13	08/15/16	500,000	521,373
Earthgrains Co.	BBB+	6.50	04/15/09	150,000	154,397
Hershey Food Corp.	A	4.85	08/15/15	500,000	490,009
Kraft Foods Inc.	BBB+	5.25	10/01/13	500,000	499,993

2

	Rating	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
CONSUMER, NON-CYCLICAL (Cont’d)
Kroger Co.	BBB-	4.95	01/15/15	500,000	478,014
PepsiAmericas, Inc.	A	6.38	05/01/09	150,000	156,102
Safeway, Inc.	BBB-	4.13	11/01/08	500,000	501,711
Sara Lee Corp.	BBB+	6.25	09/15/11	250,000	264,855
Sara Lee Corp.	BBB+	2.75	06/15/08	200,000	199,694
Wal-Mart Stores, Inc.	AA	6.88	08/10/09	250,000	263,902
					4,879,770
ENERGY (3.6%)
AGL Capital Corp	BBB+	6.38	07/15/16	500,000	521,022
Anadarko Petroleum	BBB-	3.25	05/01/08	500,000	499,882
Diamond Offshore Drilling	A-	4.88	07/01/15	500,000	494,712
Halliburton Co.	A	5.50	10/15/10	500,000	526,437
Halliburton Co.	A	5.63	12/01/08	200,000	202,968
Nabors Industries, Inc.	BBB+	5.38	08/15/12	750,000	770,625
Noble Corp.	A-	5.88	06/01/13	500,000	532,073
PPL Energy Supply Llc.	BBB	5.70	10/15/15	600,000	579,349
Premco Refining Group	BBB	7.50	06/15/15	500,000	523,569
Sunoco, Inc.	BBB	4.88	10/15/14	500,000	498,201
Weatherford Enterra, Inc.	BBB+	5.50	02/15/16	500,000	493,036
					5,641,874
FINANCIAL (19.0%)
American Express Credit Corp.	A+	3.00	05/16/08	250,000	249,907
American Honda Fin.	A+	3.85	11/06/08	700,000	701,251
Bank of America Corp.	AA-	5.75	08/15/16	500,000	510,018
Bank of America Corp.	AA	5.38	08/15/11	250,000	260,765
Berkshire Hathaway Fin	AAA	4.20	12/15/10	500,000	515,141
Brandywine Realty Tr.	BBB-	4.50	11/01/09	250,000	233,527
Capital One Bank	A-	5.75	09/15/10	250,000	242,873
Capital One Bank	A-	4.88	05/15/08	200,000	199,698
CIT Group, Inc.	A	5.80	07/28/11	250,000	199,509
Colonial Properties Tr.	BBB-	4.80	04/01/11	300,000	283,985
Developers Divers Rlty.	BBB	5.00	05/03/10	250,000	245,527
Federal Farm Credit Bank	AAA	4.95	10/10/14	12,500,000	13,435,725
Fifth Third Bank	AA-	3.38	08/15/08	200,000	199,815
First Industrial LP	BBB	6.88	04/15/12	750,000	755,467
First Tennessee Bank	A-	5.75	12/01/08	200,000	200,175
First Tennessee Natl. Bank	BBB+	4.50	05/15/13	125,000	115,339
Ford Motor Credit Co.	B	7.38	10/28/09	750,000	683,350
Fosters Fin. Corp.	BBB	6.88	06/15/11	500,000	548,509
Franklin Resources, Inc.	A+	3.70	04/15/08	200,000	200,082
GATX Financial Corp.	BBB+	5.13	04/15/10	250,000	252,705
GE Capital Corp.	AAA	5.00	01/08/16	500,000	500,512
Health Care Ppty Invs., Inc.	BBB	5.65	12/15/13	500,000	446,034
Health Care Property	BBB	4.88	09/15/10	500,000	493,643
HJ Heinz Finance	BBB	6.00	03/15/12	250,000	261,955
Household Fin. Corp.	AA-	4.13	12/15/08	200,000	199,758
Huntington National Bank	A-	3.13	05/15/08	200,000	199,763
International Lease Fin. Corp.	AA-	4.50	05/01/08	200,000	199,955
JP Morgan Chase Bank	AA-	5.60	06/01/11	250,000	261,699
Lehman Brothers Hlds.	A+	5.75	07/18/11	250,000	245,695
Lincoln National Corp.	A+	5.65	08/27/12	400,000	407,843
MACK-CALI Realty LP	BBB	5.80	01/15/16	500,000	471,180
Markel Corp.	BBB-	7.00	05/15/08	150,000	150,656
Merrill Lynch	A+	3.13	07/15/08	200,000	198,813
MetLife, Inc.	A	5.00	11/24/13	250,000	261,759

3

	Rating	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
FINANCIAL (Cont’d)
Nationwide Health Pptys., Inc.	BBB-	6.50	07/15/11	500,000	521,638
Nationwide Hlt Prop	BBB-	7.60	11/20/28	350,000	403,896
Prologis Trust	BBB+	5.50	04/01/12	500,000	501,232
Regency Centers LP	BBB+	4.95	04/15/14	500,000	462,652
Roslyn Bancorp, Inc.	BBB-	7.50	12/01/08	500,000	512,694
Simon Property Gp.	A-	4.88	08/15/10	500,000	499,033
Simon Property Gp.	A-	5.38	08/28/08	200,000	200,188
SLM Corp.	BBB+	4.00	01/15/09	500,000	450,213
Southtrust Bank NA	AA-	4.75	03/01/13	250,000	252,828
Textron Financial Corp.	A-	5.13	02/03/11	250,000	259,998
Toronto-Dominion Bank	AA-	6.50	08/15/08	100,000	101,382
Union Planters Corp.	A	4.38	12/01/10	250,000	254,541
Vornado Realty Lp.	BBB	5.60	02/15/11	500,000	490,642
Wachovia Bank	AA-	5.60	03/15/16	500,000	480,735
Wachovia Corp.	AA-	3.50	08/15/08	200,000	199,756
Western Union Co.	A-	5.40	11/17/11	500,000	512,174
					30,436,235
HEALTHCARE (3.0%)
Abbott Laboratories	AA	5.60	05/15/11	500,000	530,839
Allergan, Inc.	A	5.75	04/01/16	500,000	515,164
Baxter International, Inc.	A+	4.63	03/15/15	250,000	245,135
Boston Scientific Corp.	BB+	4.25	01/12/11	500,000	468,750
Laboratory Corp. of America	BBB	5.63	12/15/15	500,000	494,503
Laboratory Corp. of America	BBB	5.50	02/01/13	285,000	284,141
Lilly (Eli) & Co.	AA	5.20	03/15/17	500,000	514,082
Thermo Fisher Scientific Inc	BBB+	7.63	10/30/08	140,000	143,448
UnitedHealth Group	A-	5.50	11/15/12	750,000	761,235
WellPoint, Inc.	A-	5.00	01/15/11	500,000	504,656
WellPoint, Inc.	A-	4.25	12/15/09	200,000	199,673
					4,661,626
INDUSTRIAL (6.3%)
Avery Dennison Corp.	BBB+	4.88	01/15/13	500,000	494,823
Bunge, Ltd.	BBB-	4.38	12/15/08	200,000	201,087
Burlington North Santa Fe	BBB	4.30	07/01/13	500,000	490,765
Centerpoint Energy Resou	BBB	7.88	04/01/13	750,000	833,153
CSX Corp.	BBB-	5.30	02/15/14	500,000	494,018
Danaher Corp.	A+	6.00	10/15/08	200,000	202,510
Duke Realty Investment, Inc.	BBB+	4.63	05/15/13	500,000	441,091
Dun & Bradstreet	A-	5.50	03/15/11	500,000	519,920
ERP Operating LP	A-	5.38	08/01/16	500,000	443,908
FedEx Corp.	BBB	3.50	04/01/09	200,000	198,830
Fisher Scientific Intl.	BBB	6.13	07/01/15	500,000	497,967
General Dynamics Corp.	A	3.00	05/15/08	200,000	199,946
Harley Davidson Funding	A	3.63	12/15/08	400,000	401,403
Lafarge Corp.	BBB	6.50	07/15/08	100,000	100,723
Masco Corp.	BBB+	4.80	06/15/15	500,000	446,552
Masco Corp.	BBB+	5.88	07/15/12	300,000	302,408
Nissan Mtr Accep Corp	BBB+	5.63	03/14/11	500,000	532,899
Ryder System, Inc.	N/R	6.00	03/01/13	500,000	507,367
Southwest Airlines Co.	A-	5.25	10/01/14	500,000	484,220
Steelcase	BBB-		08/15/11	500,000	535,661
Union Pacific Corp.	BBB	6.13	01/15/12	500,000	530,849
Union Pacific Corp.	BBB	4.88	01/15/15	500,000	498,340
Waste MGT Inc.	BBB	5.00	03/15/14	500,000	490,759

4

	Rating	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
TECHNOLOGY (1.3%)
Arrow Electronics	BBB-	6.88	07/01/13	750,000	798,800
Cisco Systems, Inc.	A+	5.25	02/22/11	250,000	260,971
General Dynamics Corporation	A	4.50	08/15/10	500,000	514,685
Motorola, Inc.	A-	5.80	10/15/08	200,000	202,494
Pitney Bowes, Inc.	A+	5.75	08/15/08	200,000	201,849
					1,978,799
TELECOMMUNICATIONS (0.2%)
Nextel Communications, Inc.	BBB	5.25	01/15/10	250,000	229,375
					229,375
UTILITIES (1.5%)
Consolidated Edison, Inc.	A-	3.63	08/01/08	200,000	199,920
Duke Energy Corp.	A	4.50	04/01/10	500,000	512,209
Exelon Corp.	A	3.50	05/01/08	150,000	149,999
Kinder Morgan	BB-	5.15	03/01/15	250,000	230,000
Pepco Holdings, Inc.	BBB-	4.00	05/15/10	250,000	251,121
PNM Resources, Inc.	BBB-	4.40	09/15/08	135,000	134,718
Progress Energy, Inc.	BBB+	5.95	03/01/09	200,000	204,393
Public Svc. Elec. & Gas	A-	4.00	11/01/08	200,000	200,135
Virginia Elect.& Pwr.	A-	4.50	12/15/10	400,000	410,424
					2,292,919

TOTAL LONG TERM DEBT SECURITIES (Cost: $149,269,243) 97.7%					154,248,878

	Rate(%)	Maturity	Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (1.1%)
Baker Hughes Inc	2.45	04/01/08	1,300,000	1,300,000
COMMERCIAL PAPER (Cont’d)
NetJets, Inc.	2.54	04/14/08	456,000	455,581

TOTAL SHORT TERM DEBT SECURITIES (Cost: $1,755,581) 1.1%				1,755,581

TEMPORARY CASH INVESTMENTS ** 0.1%				97,400

TOTAL INVESTMENTS (Cost: $151,122,224) 98.9%				156,101,859

OTHER NET ASSETS 1.1%				1,700,990

NET ASSETS 100.0%				$157,802,849

Abrreviations:     FHARM = Federal Home Adjustable Rate Mortgage

    FHLMC = Federal Home Loan Mortgage Corporation

    FNMA = Federal National Mortgage Association

    GNMA = Government National Mortgage Association

(1)	U.S. Government guaranteed security.

**The fund has an arrangement with it’s custodian bank, JP Morgan Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight commercial paper issued by JP Morgan Chase & Co.  On the next business day, these funds (and earned interest) are automatically returned to the fund.  The annual rate of interest earned on this temporary cash investment at March 31, 2008 was 2.45%

For Federal income tax purposes, the components of unrealized appreciation (depreciation) of invesments and the cost of investments at March 31, 2008 for the Mid-Term Bond Fund were as follows:

Unrealized Appreciation	$5,570,990
Unrealized Depreciation	(591,354)
Net	$4,979,636
Cost of Investments	$151,122,223

5

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2008

	Rating	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
U. S. GOVERNMENT (7.9%)
U.S. Treasury Note	AAA	3.63	12/31/12	2,500,000	2,634,180
U.S. Treasury Note	AAA	2.88	01/31/13	1,000,000	1,019,297
U.S. Treasury Strip	AAA	0.00	11/15/25	40,000,000	17,824,040
U.S. Treasury Strip	AAA	0.00	02/15/18	15,000,000	10,214,775
					31,692,292
U.S. GOVERNMENT AGENCIES (38.1%)
MORTGAGE-BACKED OBLIGATIONS (35.0%)
FHARM	AAA	5.26	04/01/37	3,082,908	3,141,258
FHARM	AAA	5.45	05/01/37	2,474,586	2,505,169
FHARM	AAA	5.27	02/01/36	2,024,150	2,038,274
FHLMC	AAA	5.50	12/15/20	3,500,000	3,617,837
FHLMC	AAA	5.43	04/01/37	2,848,276	2,897,229
FHLMC	AAA	5.79	03/01/37	1,727,633	1,747,033
FHLMC	AAA	6.00	07/15/29	1,546,611	1,604,130
FHLMC	AAA	4.00	10/15/26	400,000	401,467
FN	AAA	6.00	06/01/37	2,061,062	2,092,602
FN	AAA	6.00	04/01/37	1,848,354	1,876,640
FN	AAA	6.50	07/01/37	1,350,455	1,399,806
FNMA	AAA	5.50	03/01/21	1,244,621	1,274,177
FNMA	AAA	5.50	10/01/18	1,184,583	1,214,483
FNMA	AAA	5.00	09/01/35	4,912,200	4,869,021
FNMA	AAA	5.50	10/01/34	3,959,683	4,007,271
FNMA	AAA	5.50	07/01/33	3,748,194	3,795,991
FNMA	AAA	5.00	11/01/33	3,414,643	3,389,119
FNMA	AAA	5.50	03/01/24	3,188,184	3,244,781
FNMA	AAA	5.50	08/01/35	3,188,122	3,224,791
FNMA	AAA	6.00	08/01/37	2,854,928	2,927,186
FNMA	AAA	6.50	09/01/37	2,495,157	2,586,340
FNMA	AAA	5.00	01/01/34	2,577,871	2,558,601
FNMA	AAA	5.00	10/01/20	2,452,736	2,481,327
FNMA	AAA	6.00	04/01/33	2,376,055	2,448,945
FNMA	AAA	5.50	07/01/34	2,397,502	2,426,315
FNMA	AAA	5.50	10/01/33	2,386,885	2,417,323
FNMA	AAA	4.00	05/01/19	2,316,152	2,267,752
FNMA	AAA	4.50	05/01/18	2,256,564	2,255,363
FNMA	AAA	6.50	05/01/32	2,162,765	2,254,602
FNMA	AAA	5.00	06/01/33	2,206,654	2,190,159
FNMA	AAA	6.00	01/01/37	2,074,370	2,127,389
FNMA	AAA	6.00	12/01/36	2,029,866	2,081,748
FNMA	AAA	4.50	06/01/34	2,120,652	2,048,337
FNMA	AAA	5.00	04/01/35	2,020,390	2,002,631
FNMA	AAA	5.00	09/01/20	1,958,564	1,981,395
FNMA	AAA	6.00	05/01/32	1,912,208	1,970,868
FNMA	AAA	5.50	11/01/26	1,909,766	1,942,094
FNMA	AAA	6.00	05/01/37	1,868,458	1,897,051
FNMA	AAA	5.50	09/01/33	1,856,114	1,879,783
FNMA	AAA	5.50	03/01/34	1,769,018	1,791,576
FNMA	AAA	5.50	09/01/34	1,769,232	1,790,495
FNMA	AAA	6.00	05/01/23	1,694,514	1,748,959
FNMA	AAA	5.00	09/01/18	1,664,009	1,687,592
FNMA	AAA	6.00	11/01/34	1,641,139	1,686,996
FNMA	AAA	6.50	09/01/36	1,631,054	1,675,505
FNMA	AAA	5.00	04/01/34	1,688,579	1,674,970
FNMA	AAA	5.50	04/01/35	1,599,745	1,618,145
FNMA	AAA	4.50	06/01/19	1,575,921	1,573,243
FNMA	AAA	5.00	06/01/35	1,576,658	1,562,799

1

	Rating	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
MORTGAGE-BACKED OBLIGATIONS (Cont’d)
FNMA	AAA	5.00	10/01/25	1,545,633	1,548,599
FNMA	AAA	6.00	12/01/37	1,495,731	1,533,588
FNMA	AAA	5.50	09/01/25	1,468,776	1,494,058
FNMA	AAA	5.50	02/01/35	1,362,313	1,378,685
FNMA	AAA	5.00	03/01/34	1,253,241	1,243,873
FNMA	AAA	6.00	02/25/47	1,186,714	1,203,773
FNMA	AAA	4.50	12/01/18	1,192,544	1,191,910
FNMA	AAA	5.50	02/01/35	1,115,521	1,128,351
FNMA	AAA	4.50	05/01/34	1,081,833	1,044,943
FNMA	AAA	6.00	01/01/25	913,478	941,323
FNMA	AAA	5.50	03/01/34	898,009	909,461
FNMA	AAA	6.50	03/01/17	863,929	905,654
FNMA	AAA	4.50	02/01/19	878,060	876,568
FNMA	AAA	4.50	06/01/19	840,744	839,315
FNMA	AAA	6.50	05/01/32	655,663	683,505
FNMA	AAA	5.50	09/01/34	674,655	682,763
FNMA	AAA	5.50	12/01/36	618,749	625,369
FNMA	AAA	5.00	04/01/34	628,467	623,402
FNMA	AAA	7.50	06/01/32	547,338	589,117
FNMA	AAA	4.50	05/01/19	570,892	569,922
FNMA	AAA	6.00	04/01/32	548,532	565,359
FNMA	AAA	5.50	05/01/17	530,896	544,922
FNMA	AAA	6.50	04/01/32	499,540	520,752
FNMA	AAA	5.00	04/01/18	497,541	504,593
FNMA	AAA	6.00	03/01/17	358,441	369,959
FNMA	AAA	6.00	04/01/32	320,790	330,631
FNMA	AAA	5.50	04/01/17	273,506	280,732
FNMA	AAA	7.00	11/01/31	203,338	216,307
FNMA	AAA	5.50	05/01/17	207,349	212,827
FNMA	AAA	7.00	09/01/31	182,218	193,840
FNMA	AAA	7.00	06/01/32	143,835	152,851
FNMA	AAA	6.50	05/01/17	145,611	152,644
FNMA	AAA	7.50	04/01/32	134,919	145,218
FNMA	AAA	8.00	04/01/32	115,796	125,464
FNMA	AAA	6.50	09/01/16	107,060	112,355
FNMA	AAA	8.00	03/01/31	102,742	111,352
FNMA	AAA	8.00	04/01/32	46,680	50,575
Freddie Mac	AAA	6.00	03/15/32	2,200,000	2,274,043
GNMA (1)	AAA	6.27	10/16/27	3,000,000	3,179,946
GNMA (1)	AAA	6.50	12/15/31	280,617	293,275
GNMA (1)	AAA	6.50	05/15/32	95,991	100,188
GNMA (1)	AAA	6.50	04/15/31	66,907	69,925
GNMA (1)	AAA	7.00	09/15/31	59,528	63,583
GNMA (1)	AAA	7.00	05/15/32	46,998	50,193
GNMA (1)	AAA	7.00	09/15/31	35,622	38,048
					140,570,329
NON-MORTGAGE-BACKED OBLIGATIONS (3.1%)
FHLMC	AAA	5.20	03/05/19	10,000,000	10,176,930
Health Care REIT Inc	BBB-	8.00	09/12/12	2,000,000	2,065,486
					12,242,416
BASIC MATERIALS (4.1%)
International Paper Co.	BBB	4.25	01/15/09	2,000,000	1,999,288
Lubrizol Corp.	BBB-	5.50	10/01/14	2,000,000	1,955,180
Lyondell Chemical Co.	BB	10.25	11/01/10	5,000,000	5,075,000
Monsanto Co.	A	4.00	05/15/08	1,500,000	1,501,655
PolyOne Corp.	B+	7.50	12/15/15	3,750,000	3,300,000
Sonoco Products Co.	BBB+	6.50	11/15/13	500,000	560,717

2

	Rating	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
BASIC MATERIALS (Cont’d)
Worthington Industries, Inc.	BBB	6.70	12/01/09	2,000,000	2,089,400
					16,481,240
CONSUMER, CYCLICAL (11.5%)
Arizona Public Service Co	BBB-	6.50	03/01/12	2,000,000	2,082,370
Belo Corporation	BB+	8.00	11/01/08	2,000,000	2,035,264
Black & Decker Corp.	BBB	4.75	11/01/14	2,000,000	1,856,324
Comcast Cable Comm	BBB+	6.20	11/15/08	2,000,000	2,023,912
Cox Comm, Inc. Cl A	BBB-	3.88	10/01/08	2,000,000	1,997,432
Daimlerchrysler	BBB+	4.05	06/04/08	1,000,000	1,000,369
Ethan Allen Interiors	BBB+	5.38	10/01/15	2,000,000	1,935,824
Fortune Brands, Inc.	BBB	5.38	01/15/16	1,900,000	1,795,565
Fortune Brands, Inc.	BBB	4.88	12/01/13	500,000	478,526
Fruit of the Loom	NR	7.38	11/15/23	345,170	35
Home Depot, Inc.	BBB+	5.40	03/01/16	2,000,000	1,879,890
Johnson Controls, Inc.	A-	4.88	09/15/13	2,500,000	2,508,033
Kellwood, Co.	BB-	7.88	07/15/09	4,000,000	3,940,000
Kohl’s Corp.	A-	6.30	03/01/11	1,500,000	1,535,970
Leggett & Platt	A	4.70	04/01/13	2,000,000	2,080,248
Marriott International, Inc.	BBB	5.63	02/15/13	2,000,000	1,930,660
May Dept Stores Co.	BBB	4.80	07/15/09	2,000,000	1,976,408
Newell Rubbermaid	BBB+	4.63	12/15/09	2,500,000	2,509,475
Pulte Homes, Inc.	BB+	4.88	07/15/09	2,000,000	1,890,000
RadioShack Corp.	BB	7.38	05/15/11	2,000,000	2,070,000
Scholastic Corp.	BB	5.00	04/15/13	2,000,000	1,704,874
Target Corp.	A+	5.38	06/15/09	3,250,000	3,339,928
Wendy’s International, Inc.	BB-	6.25	11/15/11	1,500,000	1,492,500
Whirlpool Corp.	BBB	6.50	06/15/16	2,000,000	2,072,962
					46,136,569
CONSUMER, NON-CYCLICAL (3.3%)
Clorox Co.	BBB+	5.00	03/01/13	2,000,000	2,006,828
CVS Corp.	BBB+	6.13	08/15/16	2,000,000	2,085,490
Kellogg Co.	BBB+	2.88	06/01/08	2,000,000	1,997,824
Kroger Co.	BBB-	4.95	01/15/15	2,000,000	1,912,054
PepsiAmericas, Inc.	A	6.38	05/01/09	2,000,000	2,081,358
Safeway, Inc.	BBB-	4.13	11/01/08	1,000,000	1,003,421
Sara Lee Corp.	BBB+	6.25	09/15/11	2,000,000	2,118,840
					13,205,815
ENERGY (3.4%)
AGL Capital Corp	BBB+	6.38	07/15/16	500,000	521,022
Anadarko Petroleum	BBB-	3.25	05/01/08	2,000,000	1,999,528
Diamond Offshore Drilling	A-	4.88	07/01/15	2,000,000	1,978,846
Nabors Industries, Inc.	BBB+	5.38	08/15/12	1,000,000	1,027,500
Noble Corporation	A-	7.50	03/15/19	2,000,000	2,408,218
PPL Energy Supply Llc.	BBB	5.40	08/15/14	2,000,000	1,913,682
Premco Refining Group	BBB	7.50	06/15/15	2,000,000	2,094,276
Weatherford Enterra, Inc.	BBB+	5.50	02/15/16	1,500,000	1,479,108
					13,422,180
FINANCIAL (17.4%)
AID - Sri Lanka		6.59	09/15/28	4,000,000	4,568,400
American Honda Fin.	A+	3.85	11/06/08	2,000,000	2,003,574
Berkley (WR) Corp.	BBB+	8.70	01/01/22	5,000,000	5,978,555
Brandywine Realty Tr.	BBB-	4.50	11/01/09	2,000,000	1,868,212
Capital One Bank	A-	5.75	09/15/10	2,000,000	1,942,984
Colonial Properties Tr.	BBB-	4.80	04/01/11	1,500,000	1,419,926
Developers Divers Rlty.	BBB	5.00	05/03/10	2,000,000	1,964,216
Fairfax Fin. Hldgs.	BB	8.25	10/01/15	2,500,000	2,475,000

3

	Rating	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
FINANCIAL (Cont’d)
First Industrial LP	BBB	6.88	04/15/12	2,000,000	2,014,578
First Tennessee Natl. Bank	BBB+	4.50	05/15/13	5,000,000	4,613,550
Ford Motor Credit Co.	B	7.38	10/28/09	3,000,000	2,733,399
Fosters Fin. Corp.	BBB	6.88	06/15/11	2,000,000	2,194,036
Fst Hor MtgTr	AAA	5.00	06/25/33	1,954,182	1,948,189
GATX Financial Corp.	BBB+	5.13	04/15/10	1,000,000	1,010,821
GMAC	BB+	0.00	12/01/12	10,000,000	4,598,500
Health Care Ppty Invs., Inc.	BBB	5.65	12/15/13	2,000,000	1,784,134
Health Care Property	BBB	4.88	09/15/10	2,000,000	1,974,570
HJ Heinz Finance	BBB	6.00	03/15/12	2,000,000	2,095,638
Lincoln National Corp.	A+	5.65	08/27/12	2,000,000	2,039,216
Markel Corp.	BBB-	6.80	02/15/13	1,000,000	1,045,312
Markel Corp.	BBB-	7.00	05/15/08	1,000,000	1,004,370
Nationwide Health Pptys., Inc.	BBB-	6.50	07/15/11	2,000,000	2,086,550
Prologis Trust	BBB+	5.50	04/01/12	2,000,000	2,004,928
Regency Centers LP	BBB+	4.95	04/15/14	2,000,000	1,850,608
Roslyn Bancorp, Inc.	BBB-	7.50	12/01/08	1,000,000	1,025,388
Shurgard Storage Centers	A-	7.75	02/22/11	750,000	824,386
Simon Property Group	A-	7.88	03/15/16	5,000,000	5,262,405
SLM Corp.	BBB+	4.00	01/15/09	2,250,000	2,025,956
Southtrust Bank NA	AA-	4.75	03/01/13	1,250,000	1,264,141
Vornado Realty Lp.	BBB	5.60	02/15/11	2,000,000	1,962,566
					69,584,108
HEALTHCARE (2.5%)
Allergan, Inc.	A	5.75	04/01/16	2,000,000	2,060,654
Laboratory Corp. of America	BBB	5.50	02/01/13	1,000,000	996,987
Laboratory Corp. of America	BBB	5.63	12/15/15	1,000,000	989,005
UnitedHealth Group	A-	5.50	11/15/12	2,000,000	2,029,960
WellPoint, Inc.	A-	4.25	12/15/09	2,000,000	1,996,728
Wyeth	A+	5.50	03/15/13	1,750,000	1,853,089
					9,926,423
INDUSTRIAL (6.5%)
Bunge, Ltd.	BBB-	5.35	04/15/14	2,000,000	2,026,690
CSX Corp.	BBB-	5.30	02/15/14	2,000,000	1,976,070
Donnelley R.R. & Sons	BBB+	4.95	04/01/14	2,000,000	1,838,744
Duke Realty Investment, Inc.	BBB+	4.63	05/15/13	2,000,000	1,764,362
Fisher Scientific Intl.	BBB	6.13	07/01/15	2,000,000	1,991,868
Lafarge Corp.	BBB	6.50	07/15/08	1,750,000	1,762,653
Masco Corp.	BBB+	5.88	07/15/12	2,000,000	2,016,052
Ryder System, Inc.		6.00	03/01/13	2,000,000	2,029,468
Seariver Maritime	AAA	0.00	09/01/12	10,000,000	8,496,490
Steelcase	BBB-	6.50	08/15/11	2,000,000	2,142,644
					26,045,041
TECHNOLOGY (1.0%)
Arrow Electronics	BBB-	6.88	06/01/18	2,000,000	2,062,406
Cisco Systems, Inc.	A+	5.25	02/22/11	2,000,000	2,087,766
					4,150,172
TELECOMMUNICATIONS (0.8%)
Alltel Corp.	B-	7.00	03/15/16	2,000,000	1,440,000
Nextel Communications, Inc.	BBB	5.25	01/15/10	2,000,000	1,835,000
					3,275,000
UTILITIES (2.2%)
Duke Energy Corp.	A	4.50	04/01/10	750,000	768,313
Kinder Morgan	BB-	5.15	03/01/15	2,000,000	1,840,000
Pepco Holdings, Inc.	BBB-	4.00	05/15/10	2,000,000	2,008,964
Progress Energy, Inc.	A-	5.25	12/15/15	2,000,000	2,052,040

4

	Rating	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
UTILITIES (Cont’d)
Virginia Elect.& Pwr.	A-	4.50	12/15/10	2,000,000	2,052,254
					8,721,571

TOTAL LONG TERM DEBT SECURITIES (Cost: $395,105,028) 98.7%					395,453,156

	Rate(%)	Maturity	Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (1.2%)
Baker Hughes Inc	2.45	04/01/08	4,784,000	4,784,000
				4,784,000

TOTAL SHORT TERM DEBT SECURITIES (Cost: $4,784,000) 1.2%				4,784,000

TOTAL INVESTMENTS (Cost: $399,889,028) 99.9%				400,237,156

OTHER NET ASSETS 0.1%				557,450

NET ASSETS 100.0%				$400,794,606

Abrreviations:     FHARM = Federal Home Adjustable Rate Mortgage

    FHLMC = Federal Home Loan Mortgage Corporation

    FNMA = Federal National Mortgage Association

    GNMA = Government National Mortgage Association

(1)	U.S. Government guaranteed security.

The total value of investments not rated or below-investment grade was  $54,434,412, or 13.6% of the Fund’s investments as of March 31, 2008

For Federal income tax purposes, the components of unrealized appreciation (depreciation) of invesments and the cost of investments at March 31, 2008 for the Bond Fund were as follows:

Unrealized Appreciation	$7,611,694
Unrealized Depreciation	(7,263,566)
Net	$348,128
Cost of Investments	$399,889,028

5

MUTUAL OF AMERICA INVESTMENT CORPORATION - RETIREMENT INCOME FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2008

	Shares	Value($)
COMMON STOCKS:
Diversified Mutual Funds (100.0%)
Mutual of America Investment Corporation
Mid-Term Bond Fund (30.7%)	649,070	642,647
Bond Fund (30.4%)	494,910	636,829
Equity Index Fund (19.0%)	181,936	397,208
Money Market Fund (15.1%)	258,364	316,369
Mid-Cap Equity Index Fund (4.8%)	72,538	99,843

TOTAL INVESTMENTS (Cost: $2,121,315) 100.0%		2,092,896

OTHER NET ASSETS		—

NET ASSETS 100.0%		$2,092,896

For Federal income tax purposes, the components of unrealized appreciation (depreciation) of invesments and the cost of investments at March 31, 2008 for the Retirement Income Fund were as follows:

Unrealized Appreciation	$3,323
Unrealized Depreciation	(46,593)
Net	$(43,270)
Cost of Investments	$2,136,166

1

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2010 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2008

	Shares	Value($)
COMMON STOCKS:
Diversified Mutual Funds (100.0%)
Mutual of America Investment Corporation
Bond Fund (25.8%)	750,061	965,146
Equity Index Fund (23.8%)	408,067	890,906
Mid-Term Bond Fund (20.9%)	789,233	781,423
Mid-Cap Equity Index Fund (14.4%)	389,660	536,334
Money Market Fund (10.3%)	313,773	384,218
International Fund (4.8%)	205,349	180,309

TOTAL INVESTMENTS (Cost: $3,857,621) 100.0%		3,738,336

OTHER NET ASSETS		—

NET ASSETS 100.0%		$3,738,336

For Federal income tax purposes, the components of unrealized appreciation (depreciation) of invesments and the cost of investments at March 31, 2008 for the 2010 Retirement Fund were as follows:

Unrealized Appreciation	$5,085
Unrealized Depreciation	(157,307)
Net	$(152,222)
Cost of Investments	$3,890,558

1

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2015 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2008

	Shares	Value($)
COMMON STOCKS:
Diversified Mutual Funds (100.0%)
Mutual of America Investment Corporation
Equity Index Fund (29.0%)	1,475,280	3,220,883
Bond Fund (26.0%)	2,244,159	2,887,687
Mid-Cap Equity Index Fund (11.6%)	940,293	1,294,234
Mid-Term Bond Fund (11.6%)	1,297,462	1,284,624
Money Market Fund (9.3%)	844,898	1,034,585
International Fund (6.8%)	868,113	762,257
Small Cap Growth Fund (2.8%)	336,291	315,614
Small Cap Value Fund (2.9%)	333,679	322,704

TOTAL INVESTMENTS (Cost: $11,623,037) 100.0%		11,122,588

OTHER NET ASSETS		—

NET ASSETS 100.0%		$11,122,588

For Federal income tax purposes, the components of unrealized appreciation (depreciation) of invesments and the cost of investments at March 31, 2008 for the 2015 Retirement Fund were as follows:

Unrealized Appreciation	$6,423
Unrealized Depreciation	(552,261)
Net	$(545,838)
Cost of Investments	$11,668,426

1

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2020 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2008

	Shares	Value($)
COMMON STOCKS:
Diversified Mutual Funds (100.0%)
Mutual of America Investment Corporation
Equity Index Fund (34.0%)	1,602,945	3,499,606
Bond Fund (25.0%)	2,000,514	2,574,176
Mid-Cap Equity Index Fund (11.7%)	875,622	1,205,219
Mid-Term Bond Fund (11.6%)	1,204,430	1,192,513
International Fund (9.9%)	1,158,261	1,017,025
Small Cap Growth Fund (3.8%)	417,693	392,011
Small Cap Value Fund (4.0%)	414,155	400,533

TOTAL INVESTMENTS (Cost:$10,821,327) 100.0%		10,281,083

OTHER NET ASSETS		—

NET ASSETS 100.0%		$10,281,083

For Federal income tax purposes, the components of unrealized appreciation (depreciation) of invesments and the cost of investments at March 31, 2008 for the 2020 Retirement Fund were as follows:

Unrealized Appreciation	$5,870
Unrealized Depreciation	(561,900)
Net	$(556,030)
Cost of Investments	$10,837,113

1

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2025 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2008

	Shares	Value($)
COMMON STOCKS:
Diversified Mutual Funds (100.0%)
Mutual of America Investment Corporation
Equity Index Fund (39.3%)	1,000,721	2,184,809
Bond Fund (20.9%)	901,425	1,159,915
Mid-Cap Equity Index Fund (14.8%)	598,196	823,366
Mid-Term Bond Fund (5.3%)	295,564	292,639
International Fund (10.0%)	631,378	554,389
Small Cap Growth Fund (4.8%)	286,711	269,082
Small Cap Value Fund (4.9%)	283,347	274,027

TOTAL INVESTMENTS (Cost:$5,817,118) 100.0%		5,558,227

OTHER NET ASSETS		—

NET ASSETS 100.0%		$5,558,227

For Federal income tax purposes, the components of unrealized appreciation (depreciation) of invesments and the cost of investments at March 31, 2008 for the 2025 Retirement Fund were as follows:

Unrealized Appreciation	$1,989
Unrealized Depreciation	(279,112)
Net	$(277,123)
Cost of Investments	$5,835,350

1

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2030 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2008

	Shares	Value($)
COMMON STOCKS:
Diversified Mutual Funds (100.0%)
Mutual of America Investment Corporation
Equity Index Fund (39.4%)	825,825	1,802,969
Bond Fund (21.1%)	753,239	969,236
Mid-Cap Equity Index Fund (17.8%)	592,364	815,339
International Fund (10.0%)	521,035	457,501
Small Cap Growth Fund (5.8%)	282,467	265,099
Small Cap Value Fund (5.9%)	280,704	271,471

TOTAL INVESTMENTS (Cost:$4,892,935) 100.0%		4,581,615

OTHER NET ASSETS		—

NET ASSETS 100.0%		$4,581,615

For Federal income tax purposes, the components of unrealized appreciation (depreciation) of invesments and the cost of investments at March 31, 2008 for the 2030 Retirement Fund were as follows:

Unrealized Appreciation	$—
Unrealized Depreciation	(327,327)
Net	$(327,327)
Cost of Investments	$4,908,942

1

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2035 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2008

	Shares	Value($)
COMMON STOCKS:
Diversified Mutual Funds (100.0%)
Mutual of America Investment Corporation
Equity Index Fund (39.6%)	649,284	1,417,540
Bond Fund (12.7%)	353,882	455,360
Mid-Cap Equity Index Fund (20.8%)	541,896	745,874
International Fund (13.1%)	533,022	468,026
Small Cap Growth Fund (6.8%)	259,506	243,551
Small Cap Value Fund (7.0%)	256,468	248,032

TOTAL INVESTMENTS (Cost:$3,833,375) 100.0%		3,578,383

OTHER NET ASSETS		—

NET ASSETS 100.0%		$3,578,383

For Federal income tax purposes, the components of unrealized appreciation (depreciation) of invesments and the cost of investments at March 31, 2008 for the 2035 Retirement Fund were as follows:

Unrealized Appreciation	$—
Unrealized Depreciation	(261,105)
Net	$(261,105)
Cost of Investments	$3,839,488

1

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2040 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2008

	Shares	Value($)
COMMON STOCKS:
Diversified Mutual Funds (100.0%)
Mutual of America Investment Corporation
Equity Index Fund (34.7%)	374,068	816,679
Bond Fund (11.6%)	212,144	272,978
Mid-Cap Equity Index Fund (23.9%)	408,661	562,487
International Fund (14.1%)	377,808	331,739
Small Cap Growth Fund (7.8%)	195,892	183,848
Small Cap Value Fund (7.9%)	193,426	187,064

TOTAL INVESTMENTS (Cost:$2,505,516) 100.0%		2,354,795

OTHER NET ASSETS		—

NET ASSETS 100.0%		$2,354,795

For Federal income tax purposes, the components of unrealized appreciation (depreciation) of invesments and the cost of investments at March 31, 2008 for the 2040 Retirement Fund were as follows:

Unrealized Appreciation	$—
Unrealized Depreciation	(155,480)
Net	$(155,480)
Cost of Investments	$2,510,275

1

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2045 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2008

	Shares	Value($)
COMMON STOCKS:
Diversified Mutual Funds (100.0%)
Mutual of America Investment Corporation
Equity Index Fund (34.7%)	345,922	755,230
Bond Fund (10.5%)	177,255	228,084
Mid-Cap Equity Index Fund (19.9%)	314,796	433,290
International Fund (15.2%)	375,651	329,845
Small Cap Growth Fund (9.8%)	226,460	212,536
Small Cap Value Fund (9.9%)	223,437	216,088

TOTAL INVESTMENTS (Cost:$2,295,433) 100.0%		2,175,073

OTHER NET ASSETS		—

NET ASSETS 100.0%		$2,175,073

For Federal income tax purposes, the components of unrealized appreciation (depreciation) of invesments and the cost of investments at March 31, 2008 for the 2045 Retirement Fund were as follows:

Unrealized Appreciation	$—
Unrealized Depreciation	(124,615)
Net	$(124,615)
Cost of Investments	$2,299,688

1

MUTUAL OF AMERICA INVESTMENT CORPORATION - CONSERVATIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2008

	Shares	Value($)
COMMON STOCKS:
Diversified Mutual Funds (100.0%)
Mutual of America Investment Corporation
Bond Fund (30.3%)	5,419,134	6,973,108
Equity Index Fund (24.1%)	2,537,913	5,540,862
Mid-Term Bond Fund (45.6%)	10,580,955	10,476,256

TOTAL INVESTMENTS (Cost: 22,971,776) 100.0%		22,990,226

OTHER NET ASSETS		—

NET ASSETS 100.0%		$22,990,226

For Federal income tax purposes, the components of unrealized appreciation (depreciation) of invesments and the cost of investments at March 31, 2008 for the Conservative Allocation Fund were as follows:

Unrealized Appreciation	$397,605
Unrealized Depreciation	(513,429)
Net	$(115,824)
Cost of Investments	$23,106,050

1

MUTUAL OF AMERICA INVESTMENT CORPORATION - MODERATE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2008

	Shares	Value($ )
COMMON STOCKS:
Diversified Mutual Funds (100.0%)
Mutual of America Investment Corporation
Equity Index Fund (34.2%)	15,672,679	34,217,142
Bond Fund (30.8%)	23,934,650	30,798,078
Mid-Term Bond Fund (20.5%)	20,770,892	20,565,364
Mid-Cap Equity Index Fund (14.5%)	10,535,308	14,500,956

TOTAL INVESTMENTS (Cost: 102,552,235) 100.0%		100,081,540

OTHER NET ASSETS		—

NET ASSETS 100.0%		$100,081,540

For Federal income tax purposes, the components of unrealized appreciation (depreciation) of invesments and the cost of investments at March 31, 2008 for the Moderate Allocation Fund were as follows:

Unrealized Appreciation	$—
Unrealized Depreciation	(2,780,252)
Net	$(2,780,252)
Cost of Investments	$102,861,792

1

MUTUAL OF AMERICA INVESTMENT CORPORATION - AGGRESSIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2008

	Shares	Value($ )
COMMON STOCKS:
Diversified Mutual Funds (100.0%)
Mutual of America Investment Corporation
Equity Index Fund (44.5%)	19,476,193	42,521,106
Bond Fund (26.0%)	19,279,562	24,808,111
Mid-Cap Equity Index Fund (19.6%)	13,577,519	18,688,301
Small Cap Growth Fund (5.0%)	5,066,288	4,754,787
Small Cap Value Fund (4.9%)	4,850,607	4,691,066

TOTAL INVESTMENTS (Cost: 102,016,540) 100.0%		95,463,371

OTHER NET ASSETS		—

NET ASSETS 100.0%		$95,463,371

For Federal income tax purposes, the components of unrealized appreciation (depreciation) of invesments and the cost of investments at March 31, 2008 for the Aggressive Allocation Fund were as follows:

Unrealized Appreciation	$29,525
Unrealized Depreciation	(6,737,782)
Net	$(6,708,257)
Cost of Investments	$102,171,628

1

ITEM 2.                  CONTROLS AND PROCEDURES.

(a)     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported in a timely and accurate manner.

(b)     The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.                  EXHIBITS.

Attached hereto.

Exhibit 99              Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual of America Investment Corporation

By:	/s/ MANFRED ALTSTADT
Manfred Altstadt
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Investment Corporation

Date:	May 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ MANFRED ALTSTADT
Manfred Altstadt
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Investment Corporation

Date:	May 20, 2008

By:	/s/ JOHN R. GREED
John R. Greed
Senior Executive Vice President,
Chief Financial Officer and Treasurer of
Mutual of America Investment Corporation

Date:	May 20, 2008